As filed with the Securities and Exchange Commission on February 28, 2003
                                                      Registration Nos. 33-47507
                                                                        811-6652
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|

                           Pre-Effective Amendment No.                   |_|

                         Post-Effective Amendment No. 22                 |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                                Amendment No. 24                         |X|
                         -------------------------------

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Michael K. Quain
                                    President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)
|_|  on  pursuant to paragraph (b)
|X|  60 days after filing pursuant to paragraph (a)(i)
|_|  on (date) pursuant to paragraph (a)(i)
|_|  75 days after filing pursuant to paragraph (a)(i)
|_|  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:

--------------------------------------------------------------------------------

                             JULIUS BAER INVESTMENT
                                      FUNDS



                                                                      PROSPECTUS
                                                               FEBRUARY 28, 2003





                      JULIUS BAER INTERNATIONAL EQUITY FUND
                         JULIUS BAER GLOBAL INCOME FUND
                     JULIUS BAER GLOBAL HIGH YIELD BOND FUND
                  JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUND








NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED EITHER FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS


                                               THE FUNDS                    PAGE
                                                                            ----
WHAT EVERY INVESTOR                  JULIUS BAER INVESTMENT FUNDS
  SHOULD KNOW ABOUT                    RISK/RETURN SUMMARIES                   3
  THE FUNDS                               Introduction                         3
                                          International Equity Fund            4
                                           Goal                                4
                                           Strategies                          4
                                           Key Risks                           4
                                           Performance                         5
                                           Fees and Expenses                   6
                                          Global Income Fund                   8
                                           Goal                                8
                                           Strategies                          8
                                           Key Risks                           8
                                           Performance                         9
                                           Fees and Expenses                  10
                                         Global High Yield Bond Fund          12
                                           Goal                               12
                                           Strategies                         12
                                           Key Risks                          12
                                           Performance                        13
                                           Fees and Expenses                  13
                                           Global Opportunistic Equity Fund   15
                                         Goal                                 15
                                           Strategies                         15
                                           Key Risks                          15
                                           Performance                        16
                                           Fees and Expenses                  16
                                     INVESTMENT STRATEGIES AND RISKS          18
                                         International Equity Fund            18
                                         Global Income Fund                   19
                                         Global High Yield Bond Fund          20
                                         Global Opportunistic Equity Fund     21
                                         General                              22
                                     THE FUNDS' MANAGEMENT                    24

INFORMATION FOR                YOUR INVESTMENT
MANAGING YOUR                        INVESTING IN THE FUNDS                   27
FUND ACCOUNT                             Opening an Account                   27
                                         Pricing of Fund Shares               27
                                         Purchasing Your Shares               28
                                         Selling Your Shares                  31
                                         Distribution and Shareholder         33
                                         Servicing Plans-Class A Shares       33
                                     DISTRIBUTIONS AND TAXES                  33
                                         Distributions                        33
                                         Tax Information                      33

                                         FINANCIAL HIGHLIGHTS                 34

WHERE TO FIND MORE INFORMATION        FOR MORE INFORMATION                    41
     ABOUT JULIUS BAER INVESTMENT FUNDS     BACK COVER

                          JULIUS BAER INVESTMENT FUNDS


                              RISK/RETURN SUMMARIES

INTRODUCTION


Julius Baer Investment Funds (the "Trust") currently offers four funds: Julius Baer International Equity Fund, Julius Baer Global Income Fund, Julius Baer Global High Yield Bond Fund, and Julius Baer Global Opportunistic Equity Fund (each a "Fund" and together, the "Funds"). Each Fund has a different investment goal and risk level. Each Fund currently offers two separate classes of shares:
Class A shares and Class I shares.


INVESTMENTS, RISKS, PERFORMANCE AND FEES


The following information is only a summary of important information that you should know about each Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (the "SAI"), which should be read in addition to this summary.

As with any mutual fund, there is no guarantee that any Fund will achieve its goal. Each Fund's share price will fluctuate and you may lose money on your investment.


AN INVESTMENT IN EITHER FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      JULIUS BAER INTERNATIONAL EQUITY FUND

INVESTMENT GOAL

The International Equity Fund seeks long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Adviser manages the Fund as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region.

In selecting investments for the Fund, the portfolio managers focus on securities located in at least five different countries, although the Fund may at times invest all of its assets in fewer than five countries. The Fund will normally invest at least 65% of its total assets in no fewer than three different countries outside the U.S. The Fund may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities.

Ordinarily, the Fund invests at least 80% of its net assets in equity securities. The Fund may also invest in debt securities of U.S. or foreign issuers, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:

  o Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.

  o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investments in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. These securities markets may be less developed. These countries are also more likely to experience high levels of inflation, devaluation or currency devaluations, which could hurt their economic and securities markets.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the International Equity Fund by showing changes in the performance of the Fund's Class A shares from year to year after the first full calendar year since the Fund commenced operations. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                       International Equity Fund - Class A


 [The following data were represented by a bar graph in the original document.]

      1994     1995      1996     1997     1998     1999     2000     2001
      ----     ----      ----     ----     ----     ----     ----     ----
    (33.58)%  (0.19)%   17.66%   15.33%   27.07%   76.58%   (8.02)%  (18.93)%

                                  CALENDAR YEAR

During the periods shown in the bar chart, the highest quarterly return was xxxx% (for the quarter ended xxxxxxxxxxxx) and the lowest quarterly return was
(xxxx)% (for the quarter ended xxxxxxx).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below shows the Fund's average annual returns (before and after taxes) and the change in value of the Morgan Stanley Capital InternationalSM Europe Australia and Far East Index (MSCI(R) EAFE(R) Index) over various periods ended December 31, 2002. The MSCI EAFE Index is an unmanaged index that measures stock performance in Europe, Australia and the Far East. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                                                       SINCE
                                           ONE YEAR   FIVE YEARS*+   INCEPTION*+
                                           --------   ------------   -----------
INTERNATIONAL EQUITY FUND - CLASS A
Return Before Taxes                         xxxxx%       xxxx%         xxxx%
Return After Taxes on Distributions         xxxxx%       xxxx%         xxxx%
Return After Taxes on Distributions and
  Sale of Fund Shares                       xxxxx%       xxxx%         xxxx%
INTERNATIONAL EQUITY FUND - CLASS I
Return Before Taxes                         xxxxx%       xxxxx%        xxxxx%
MSCI EAFE Index                             xxxxx%       xxxxx%        xxxxx%


* The Fund's Class A shares commenced operations on October 4, 1993. The Fund's Class I shares commenced operations on November 17, 1999.

+ The Fund's average annual total return figures for the 5 Year and Since Inception periods above are net of fee waivers. The Fund's average annual total return figures without fee waivers would have been lower.

THE FUND'S FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       CLASS A SHARES    CLASS I SHARES
Redemption Fee
 (as a percentage of amount redeemed,
 if applicable)                                      2.00%(1)          2.00%(1)

ANNUAL FUND OPERATING EXPENSES - (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)             CLASS A SHARES    CLASS I SHARES
Management Fees                                      0.90%             0.90%
Distribution and/or Service (12b-1) Fees             0.25%             None
Other Expenses(2)                                    0.40%             0.14%
                                                     -----             -----
Total Annual Fund Operating Expenses                 1.55%             1.04%
                                                     =====             =====


(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.


(2) Shows the Fund's expenses as they would have been if certain expense offset arrangements had not been in effect. The Fund's actual Other Expenses for the fiscal year ended October 31, 2002 were 0.40% and 0.27% for the Class A shares and Class I shares, respectively, and actual Total Annual Fund Operating Expenses were 1.53% and 0.89% for the Class A shares and Class I shares, respectively.


EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:


                                 CLASS A SHARES          CLASS I SHARES
                                 --------------          --------------
             1 Year                   $158                    $106
             3 Years                  $490                    $331
             5 Years                  $845                    $574
            10 Years                $1,845                  $1,271

                         JULIUS BAER GLOBAL INCOME FUND


THE FUND'S INVESTMENT GOAL

The Global Income Fund seeks to maximize current income consistent with the protection of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a non-diversified portfolio of fixed-income securities of issuers located throughout the world, including the U.S. Ordinarily, the Fund invests at least 80% of its net assets in high quality fixed-income securities consisting of bonds, debentures, notes and mortgage-backed securities. The securities in which the Fund invests may be issued by governments, supranational entities or corporations.

The Adviser chooses individual investments based on many factors such as yield, duration, maturity, classification and quality. The Adviser also considers the local economy and political environment, expected movements in interest rates, the strength and relative value of a particular currency, and the supply of a type of security relative to expected demand.

The Adviser expects the Fund to have a duration of approximately four years, but the duration may vary based on the Adviser's interest rate expectations.
Duration measures the average life, in years, of a bond or fixed income portfolio's sensitivity to changes in interest rates.

The Fund will normally invest in the securities of issuers located in at least three different countries. The Fund will invest less than 40% of its total assets in any one country other than the U.S.

The Fund will invest less than 25% of its total assets in securities issued by:

o any one foreign government, its agencies, instrumentalities, or political subdivisions; and

o    supranational entities as a group.


THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments due to:

o Diversification Risk: the possibility that, as a non-diversified investment company, the Global Income Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers than a diversified fund and, as a result, may be subject to greater risk with respect to its portfolio securities.

o Interest Rate Risk: the possibility that the Fund's investments in fixed-income securities will lose value because of increases in interest rates.

o Credit Risk: the possibility that an issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return.

o Prepayment Risk: the possibility that the principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be repaid prior to the mortgage's maturity date. Such repayments are common when interest rates decline and may cause the Fund's income to decline.

o Income Risk: the possibility that falling interest rates will cause the Fund's income to decline if the Fund reinvests its assets at the lower rate. Income risk is generally higher for short-term bonds.

o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility, uncertain political conditions, lack of timely and reliable financial information and other factors.



THE FUND'S PERFORMANCE

       The bar chart shown below indicates the risks of investing in the Global Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year after the first full calendar year since the Fund commenced operations. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                          GLOBAL INCOME FUND - CLASS A

 [The following data were represented by a bar graph in the original document.]

   1993     1994     1995      1996     1997     1998     1999     2000    2001
   ----     ----      ----     ----     ----     ----     ----     ----    ----
  11.47%   (6.61)%   19.15%    5.73%    2.83%    9.60%   (3.41)%   6.12%   5.93%

                                  CALENDAR YEAR

During the periods shown in the bar chart, the highest quarterly return was xxxx% (for the quarter ended xxxxxxxx) and the lowest quarterly return was
(xxxx)% (for the quarter ended xxxxxxxxx).

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below shows the Fund's average annual returns (before and after taxes) and the change in value of a benchmark index composed of 80% Merrill Lynch 1-10 Year U.S. Government/Corporate Index and 20% J.P. Morgan Global Government Bond (non-U.S.) Index. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                       SINCE
                                            ONE YEAR+  FIVE YEARS*+  INCEPTION*+
GLOBAL INCOME FUND-CLASS A
Return Before Taxes                           xxxx%        xxxx%       xxxx%
Return After Taxes on Distributions           xxxx%        xxxx%       xxxx%
Return After Taxes on Distributions and
  Sale of Fund Shares                         xxxx%        xxxx%       xxxx%
GLOBAL INCOME FUND-CLASS I
Return Before Taxes                           xxxxx%       xxxx%       xxxxx%
80% Merrill Lynch 1-10 Year U.S.
Government/Corporate Index/20% J.P. Morgan
Global Government Bond (non-U.S.) Index       xxxxx%       xxxxx%      xxxxx%


The Fund's Class A shares commenced operations on July 1, 1992. The Fund's Class I shares commenced operations on November 17, 1999.

+ The Fund's average annual total return for the One Year, Five Year and Since Inception periods above are net of fee waivers. The Fund's average annual total return figures without fee waivers would have been lower.

THE FUND'S FEES AND EXPENSES

SHAREHOLDER FEES                               CLASS A SHARES    CLASS I SHARES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      --------------    --------------
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                        2.00%(1)           2.00%(1)

1. If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.


ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES    CLASS A SHARES    CLASS I SHARES
THAT ARE DEDUCTED FROM FUND ASSETS)            --------------    --------------
Management Fees                                     0.65%            0.65%
Distribution and/or Service (12b-1) Fees            0.25%            None
Other Expenses                                      0.74%            0.57%
                                                    -----            -----
Total Annual Fund Operating Expenses                1.59%            1.17%

2. Expense information in the table has been restated to reflect current fees. {NEED FOOTNOTE TO SHOW ABOVE RESTATED TO REFLECT INCREASE IN ADVISORY FEES}


EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the Global Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the effect of the contractual fee waiver between the Adviser and the Fund is only taken into account for the 1 year period, as it will expire unless renewed by the Adviser and the Fund.

Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:


                              CLASS A SHARES         CLASS I SHARES
                              --------------         --------------
            1 Year                 $162                   $119
            3 Years                $502                   $372
            5 Years                $866                   $644
            10 Years             $1,889                 $1,420

                     JULIUS BAER GLOBAL HIGH YIELD BOND FUND

INVESTMENT GOAL

The Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by normally investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of below investment grade, fixed income securities (commonly known as "junk bonds") of issues located throughout the world. These investments may include securities issued by domestic corporations and by corporations, banks, governments and supra-national entities located outside the United States, including in emerging market countries. Normally, the Fund will invest at least 60% of its net assets in securities of U.S. issuers.

The Fund invests in securities of issuers that the Adviser believes exhibit stable to improving credit terms based on an approach to credit analysis that emphasizes industry characteristics and trends, company positioning, and management strategy.

The Fund may invest in a broad range of investment grade debt securities including fixed, variable and floating rate bonds, debentures, notes, and mortgage-backed and other asset-backed securities. These securities may be issued by corporations, banks, governments and supranational entities.

From time to time, the Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity or to increase total return. These types of instruments may expose the Fund to increased risks.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments. The main risks of investing in the Fund are listed below.

  o Below Investment Grade Securities Risk: A Fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Credit risk is particularly significant for debt securities that are rated below investment grade. These debt securities are predominately speculative with respect to the issuer's continuing ability to pay interest or principal. Lower grade securities have less liquidity and higher incidence of default than higher grade securities.

  o Foreign Investment Risk: The Fund's investments in foreign securities may lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investments in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. These securities markets may be less developed. These countries are also more likely to experience high levels of inflation, devaluation or currency devaluations, which could hurt their economic and securities markets.

  o Income Risk: A Fund that invests in debt securities is subject to the risk that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

  o Interest Rate Risk: A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

  o Derivatives Risk: the primary risk with many derivative instruments is that their use may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks. More information regarding other risks of derivative instruments is included below under Risks of Investing in the Fund.

THE FUND'S PERFORMANCE

  The Fund had not yet commenced operations as of the date of this Prospectus. Since the Fund does not have a full year of operations, performance results have not been provided

THE FUND'S FEES AND EXPENSES

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       CLASS A SHARES    CLASS I SHARES
Redemption Fee(1)
 (as a percentage of amount redeemed,
  if applicable)                                     2.00%               2.00%

ANNUAL FUND OPERATING EXPENSES - (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)             CLASS A SHARES    CLASS I SHARES
Management Fees                                      0.75%               0.75%
Distribution and/or Service (12b-1) Fees             0.25%               none
Other Expenses(2)                                    0.86%               0.86%
                                                     ----                ----
Total Annual Fund Operating Expenses                 1.86%               1.61%
Less Expense Reimbursement(3)                        0.61%               0.61%
                                                     ----                ----
Net Expenses                                         1.25%               1.00%

(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2.00% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that the net annual operating expenses of the Fund based on average net assets are limited to 1.25% and 1.00% of the Class A and Class I shares, respectively (the "Expense Limit"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the effect of the contractual Expense Limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period, as it will expire unless renewed by the Adviser and the Fund.

Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

                               CLASS A SHARES        CLASS I SHARES
                               --------------        --------------
            1 Year                  $ 62                   $ 62
            3 Years                $ 585                  $ 508

                  JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUND


INVESTMENT GOAL

The  Fund  seeks  to  maximize  total  return,   principally   through   capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity securities of issuers located throughout the world. The Adviser manages the Fund using a core approach and is not constrained by a particular investment tilt (i.e. it may invest in "growth" or "value" securities). The Fund has a bias toward large capitalization companies, but may occasionally invest in small or mid size capitalization companies. The Fund focuses on countries with developed markets, but may also invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. The Fund invests in securities denominated in the currencies of a variety of countries, including the U.S. dollar.

The Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain Dollar bloc countries including Australia, New Zealand, and Canada) the stock selection process is primarily bottom-up, concentrating on company and industry factors. The Adviser believes that most investment return in developed markets comes from sound, company specific fundamental research. In emerging markets, the Adviser uses a top-down selection process where macroeconomic, liquidity and geopolitical considerations come into play. The Adviser determines the Fund's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

The Fund may also invest in debt securities of U.S. issuers.

From time to time, the Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity, or to increase total return.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments. The main risks of investing in the Fund are listed below.

  o Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.

  o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investments in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. These securities markets may be less developed. These countries are also more likely to experience high levels of inflation, devaluation or currency devaluations, which could hurt their economic and securities markets.

  o Derivatives Risk: the primary risk with many derivative instruments is that their use may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks. More information regarding other risks of derivative instruments is included below under Risks of Investing in the Fund.

THE FUND'S PERFORMANCE

The Fund had not yet commenced operations as of the date of this Prospectus. Since the Fund does not have a full year of operations, performance results have not been provided.

THE FUND'S FEES AND EXPENSES

THE TABLE BELOW DESCRIBES THE ESTIMATED FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE GLOBAL OPPORTUNISTIC EQUITY FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS A SHARES   CLASS I SHARES

Redemption Fee(1) (as a percentage of amount
  redeemed, if applicable)                            xx%             xx%
                                                      ----            ----

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)              CLASS A SHARES   CLASS I SHARES
Management Fees                                       xx%             xx%
                                                      ---             ---
Distribution and/or Service (12b-1) Fees              xx%             none
                                                      ---
Other Expenses(2)                                     xx%             xx%
                                                      ---             ---
Total Annual Fund Operating Expenses                  xx%             xx%
                                                      ---             ---
Less Expense Reimbursement(3)                         xx%             xx%
                                                      ---             ---
Net Expenses                                          xx%             xx%

(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of xx% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that the net annual operating expenses of the Fund based on average net assets are limited to [xxxxx ]% and [xxxxx]% of the Class A and Class I shares, respectively (the "Expense
     Limit"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period, as it will expire unless renewed by the Adviser and the Fund.


Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

                            CLASS A SHARES      CLASS I SHARES
                            --------------      --------------
            1 Year              $xxxxx              $xxxxx
            3 Years             $xxxxx              $xxxxx

                         INVESTMENT STRATEGIES AND RISKS

                      JULIUS BAER INTERNATIONAL EQUITY FUND



THE FUND'S INVESTMENT GOAL

The International Equity Fund seeks long term growth of capital.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, convertible securities and preferred stocks of foreign issuers of all sizes. The Fund will not normally invest in the securities of U.S. issuers. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as European Currency Units and the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollars terms, due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges which may decrease or offset any losses from such fluctuations.

The Fund may invest up to 10% of its total assets in equity warrants and interest rate warrants. Equity warrants give the Fund the right to buy newly issued securities of a company at a fixed price. Interest rate warrants give the Fund the right to buy or sell a specific bond issue or interest rate index at a set price.


The Fund may invest in American             DEPOSITORY RECEIPTS: Receipts,
Depository Receipts (ADRs), Global          typically issued by a bank or trust
Depository Receipts (GDRs) and              company, representing the ownership
European Depository Receipts (EDRs)         of underlying securities that are
issued by sponsored or unsponsored          issued by a foreign company and held
facilities. ADRs are usually issued         by the bank or trust company.
by a U.S. bank trust or trust
company and traded on a U.S.
exchange. GDRs may be issued by
institutions located anywhere in the
world and traded in any securities
market. EDRs are issued in Europe
and used in bearer form in European
markets.

Most of the purchases and sales made by the Fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office. The Fund has a bias toward large capitalization companies and will generally invest in large and well established companies. However, it may also invest in smaller, emerging growth companies.


When the Fund invests in fixed-income securities it will limit such investments to securities of U.S. companies, the U.S. Government, foreign governments, U.S. and foreign governmental entities and supranational organizations. When the Fund invests in such fixed-income securities it may earn increased investment income (which would subject shareholders to tax liability when distributed) and the Fund would be foregoing market advances or declines to the extent it is not invested in equity markets.

The Fund may use futures, options and forward contracts for hedging purposes. The Fund may hedge the value of the securities in its portfolio using currency futures contracts, forward foreign exchange contracts, foreign currency exchange transactions, stock index futures, options on securities and options on futures, so as to limit losses due to changes in the value of the currencies in which the securities are denominated or in the underlying value of portfolio securities. The Fund may, within limits, write or purchase certain put and call options and use other types of derivative instruments. These types of instruments may expose the Fund to increased risks.

The Fund may also invest up to 5% of its total assets in gold bullion and coins which earn no investment income but are regularly traded in the market.


                         JULIUS BAER GLOBAL INCOME FUND

THE FUND'S INVESTMENT GOAL The Global Income Fund seeks to maximize current income consistent with the protection of principal.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal          NON-DIVERSIFIED:
by investing primarily in a                 Non-diversified mutual funds, like
non-diversified portfolio of                the Global Income Fund, may invest a
fixed-income securities (generally          larger portion of their assets in
bonds, debentures and notes) of             the securities of a smaller number
governmental, supranational and             of issuers. Nevertheless, the Fund
corporate issuers denominated in            will buy no more than 10% of the
various currencies, including U.S.          voting securities, no more than 10%
dollars. In addition to the                 of the securities of any class and
strategies discussed earlier, the           no more than 10% of the debt
Fund may also engage in some or all         securities of any one issuer (other
of the strategies discussed here or         than the U.S. Government).
in the SAI.

The Adviser expects that the Global         DURATION:
Income Fund will have a duration of         Duration takes into account the
approximately four years.                   pattern of a security's cash flow
Longer-term fixed-income securities         over time, including the way cash
can also have higher fluctuations in        flow is affected by prepayments and
value. If the Fund holds such               interest rate changes. Duration
securities, the value of the Fund's         provides a different view of the
shares may fluctuate more in value          expected life of a security than its
as well.                                    maturity, which generally measures
                                            only the time until the debt must be
                                            repaid.

The Fund may buy fixed-income obligations consisting of bonds, debentures and notes issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or political subdivisions, as well as supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank) or the European Investment Bank. The Fund may invest a significant proportion of its assets in mortgage-backed securities. The Fund may also purchase debt obligations of U.S. or foreign corporations issued in a currency other than U.S. dollars.

The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as European Currency Units and the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges which may decrease or offset any losses from such fluctuations.


The Fund will invest in fixed-income securities rated at the time of purchase "Baa" or better by Moody's Investors Service, Inc. or "BBB" by Standard & Poor's Rating Service. If a security is downgraded below "Baa" or "BBB" the Adviser intends to dispose of the security within a reasonable time period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.


The Fund may invest in securities with ratings from a recognized rating agency other than Moody's Investors Service, Inc. or Standard & Poor's Rating Service if those securities have a rating that is at least equivalent to a rating that would be acceptable for the Fund to purchase if given by Moody's Investors Service, Inc. or Standard & Poor's Rating Service. If a security is not rated, the Fund may invest in the security if the Adviser determines that the security is comparable in quality to rated securities that the Fund may purchase.

The Fund may at times use futures, options and forward contracts for hedging purposes, and may hedge the value of the securities in its portfolio using currency and interest rate futures contracts, forward foreign exchange contracts, foreign currency exchange transactions and options on futures, so as to limit losses due to changes in the value of the currencies in which the securities are denominated or in interest rates. The Fund may, within limits, write or purchase certain put and call options and use other types of derivative instruments. These types of instruments may expose the Fund to increased risks.


                     JULIUS BAER GLOBAL HIGH YIELD BOND FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies and risks are summarized above in the section entitled "Risk/Return Summary." A more complete description of the Fund's investments and strategies and their associated risks is provided below and in the SAI. The Fund may also invest in other securities and is subject to further restrictions and risks that are described in the SAI.

The Fund invests primarily in high yield, high risk bonds, which are those bonds rated at the time of purchase below the fourth credit grade (that is, below BBB by Standard & Poor's Corporation, below Baa by Moody's Investors Services, Inc., or below a comparable rating by another nationally recognized statistical rating organization) or unrated bonds determined by the Adviser to be of comparable quality. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. The Fund may invest in securities rated in the lowest ratings category or in default.

The Fund may buy fixed income obligations consisting of bonds, debentures and notes issued or guaranteed by U.S. corporations, the U.S. or foreign governments, their agencies, instrumentalities or political subdivisions, domestic and foreign banks, supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank) or the European Investment Bank. The Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance. The Fund may purchase debt obligations denominated in U.S. dollars or foreign currencies.

The Fund's investments may also include: preferred stocks, mortgage-backed and other asset-backed securities, debt instruments convertible into common stock, Brady Bonds, when issued and forward commitment securities, structured notes, indexed notes, inflation indexed securities.

The Fund may use derivative instruments, including futures, options, equity index futures and options, foreign currency futures, forward contracts and swaps. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts and forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures contracts differ from forward contracts in that they are traded through regulated exchanges and are "marked to market" daily. The Fund invests in securities denominated in the currencies of a variety of countries. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollar terms, due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges, which may decrease or offset losses from such fluctuations. Forward contracts are the predominate means of hedging currency exposure. Options differ from forward and futures in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Derivatives involve special risks, which are discussed below under Risks of Investing in the Fund.

The Fund may depart from its investment strategies by taking temporary defensive
positions  in  response  to  adverse  market,   economic,   political  or  other
conditions. During these times, the Fund may not achieve its investment goal.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

                  JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUND

THE FUND'S INVESTMENT GOAL

The  Fund  seeks  to  maximize  total  return,   principally   through   capital
appreciation.

THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies and risks are summarized above in the section entitled "Risk/Return Summary." A more complete description of the Fund's investments and strategies and their associated risks is provided below. The Fund may also invest in other securities and are subject to further restrictions and risks that are described in the SAI.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, preferred stocks and convertible securities of domestic and foreign issuers of all sizes.

The Fund invests in securities denominated in the currencies of a variety of countries. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollar terms, due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges which may decrease or offset losses from such fluctuations.

The Fund may invest in depository receipts. These are typically issued by a bank or trust company and represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. The Fund may hold American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and Eurpoean Depository Receipts ("EDRs") issued by sponsored or unsponsored facilities. ADRs are usually issued by a U.S. bank or trust company and traded on a U.S. exchange. GDRs may be issued by institutions located anywhere in the world and traded in any securities market. EDRs are issued in Europe and used in bearer form in European markets.

Most of the purchases and sales made by the Fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office.

When the Fund invests in fixed-income securities, it will limit such investments to securities of U.S. companies, the U.S. government and its agencies and instrumentalities, and money market instruments. The Fund may invest up to 10% of its total assets in below investment grade debt instruments, commonly known as "junk bonds."

The Fund may use derivative instruments, including futures, options, foreign currency futures and forward contracts. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts and forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures contracts differ from forward contracts in that they are traded through regulated exchanges and are "marked to market" daily. Forward contracts are the predominate means of hedging currency exposure. Options differ from forward and futures in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Derivatives involve special risks, which are discussed below under Risks of Investing in the Fund.

The Fund may depart from its investment strategies by taking temporary defensive
positions  in  response  to  adverse  market,   economic,   political  or  other
conditions. During these times, a Fund may not achieve its investment goal.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.


                   GENERAL STRATEGIES APPLICABLE TO THE FUNDS

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions. During these times, a Fund may not achieve its investment goal.

Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.


RISKS OF INVESTING IN THE FUNDS


MARKET RISK. A Fund that invests in common stocks is subject to the risk that stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for small and mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

     MORTGAGE-BACKED SECURITIES. A Fund that invests in mortgage-backed securities is subject to the risk that payments from the pool of loans underlying a mortgage-backed security may not be enough to meet the monthly payments of the mortgage-backed security. If this occurs the mortgage-backed security will lose value.

     PREPAYMENT RISK. Prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-backed security and will affect the average life of the mortgage-backed security held by the Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-backed securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. A Fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     BELOW-INVESTMENT GRADE SECURITIES. Below-investment grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in below-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of below-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for below-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Below-investment grade securities can also be more difficult to sell for good value.

INCOME RISK. A Fund that invests in debt securities is subject to the risk that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

FOREIGN INVESTMENT RISK. A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     DEVELOPING COUNTRY RISK. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     POLITICAL RISK. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under Communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.


DERIVATIVES RISK. Derivatives are used to limit risk in the Fund or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.


DIVERSIFICATION RISK. The possibility that, as a non-diversified investment company, the Global Income Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers than a diversified fund and, as a result, may be subject to greater risk with respect to its portfolio securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in foreign securities, derivatives, and securities with substantial market and credit risk.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's securities. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments.

                              THE FUNDS' MANAGEMENT


INVESTMENT ADVISER


Julius Baer Investment Management Inc. ("JBIMI" or "Adviser"), located at 330 Madison Avenue, New York, NY 10017, manages each Fund. The Adviser is responsible for running all of the operations of the Funds, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator. The Adviser is a registered investment adviser and a majority owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY, 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of November 30, 2002, JBIMI had assets under management of approximately $8.3 billion.

Under the advisory agreements for the International Equity and Global Income Funds, they pay the Adviser a fee for providing investment advisory services of 0.90% and 0.65%, respectively, of the average daily net assets of the applicable Fund.

Under the advisory agreement for the Global High Yield Bond Fund, the Adviser is entitled to a fee of 0.75% of the average daily net assets of the Fund for providing investment advisory services. The Adviser has currently agreed to reimburse the Fund for expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed 1.25% and 1.00% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed.

Under the advisory agreement for the Global Opportunistic Equity Fund, the Adviser is entitled to a fee of [xxxx]% of the average daily net assets of the Fund for providing investment advisory services. The Adviser has currently agreed to reimburse the Fund for expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed [xxxx]% and [xxxx]% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed.

Please refer to the Fees and Expenses table in the Risk/Return Summary section of this Prospectus for more information regarding the expense limitation of the Global High Yield and Global Opportunistic Equity Funds.

The total fee paid by each Fund for advisory services for the fiscal year ended October 31, 2002 is shown in the table below.

FUND                                    FEE (AS A % OF AVERAGE DAILY NET ASSETS)

International Equity Fund                                 0.75%

Global Income Fund                                        0.175%*
                                                          0.50%**

Global High Yield Fund                                    None

Global Opportunistic Equity Fund                          None

*Includes the effect of management fee waivers in effect during the period of November 1, 2001 through February 28, 2002.

** Includes the effect of management fee without waivers during the period of March 1, 2002 through October 31, 2002.


PORTFOLIO MANAGEMENT OF THE FUNDS


JULIUS BAER INTERNATIONAL EQUITY FUND
JULIUS BAER GLOBAL INCOME FUND


Richard Pell, Chief Investment Officer and Senior Vice President of JBIMI since August 2000, and of BJB-NY since January 1995, has been responsible for management of the International Equity Fund's assets since April 1995 and, since July 1, 1998, has been primarily responsible for management of the Global Income Fund's assets.

Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity with JBIMI since August 2000, and of BJB-NY since September 1993, has been co-managing the International Equity Fund since April 1995.

Donald Quigley, CFA, Vice President and Head of Global Fixed Income with JBIMI since February 2001, has been co-managing the Global Income Fund with Mr. Pell since August 10, 2001. Prior to joining JBIMI, he served as a U.S. fixed income trader at Met Life Insurance Company from September 1993 through January 2001.


JULIUS BAER GLOBAL HIGH YIELD BOND FUND

GREG HOPPER is the Portfolio Manager of the Fund and a First Vice President of JBIMI. Prior to joining the Julius Baer Group in June 2002, Mr. Hopper was a Senior Vice President and High Yield Bond Portfolio Manager at Zurich Scudder Investments (October 2000 - June 2002) and a High Yield Bond Portfolio Manager at Harris Investment Management (July 1999-October 2002) and at Bankers Trust (April 1993- June 1999).

JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUND

BRETT GALLAGHER is a Co-Portfolio Manager of the Fund and a First Vice President and Deputy Chief Investment Officer of JBIMI. Prior to joining the Julius Baer Group 1999, Mr. Gallagher was a Senior Investment Executive responsible for the Private Client Investment Division - Asia at The Chase Manhattan Bank and Morgan Guaranty Trust Company (October 1995-December 1998). Prior to that, he was a Senior Portfolio Manager at Bankers Trust Company in New York where he was responsible for global equity mandates for clients worldwide.

MICHAEL TESTORF, CFA is a Co-Portfolio Manager for the Fund and is a Vice President and Senior Portfolio Manager with Julius Baer Investment Management, Inc., specializing in international equities. In addition, he co-manages the European and Global Equity mandates and assists on the Julius Baer International Equity Fund. Prior to joining the Julius Baer Group in 1997, Mr. Testorf served as Head of European Equities for the United Nations Joint Staff Pension Fund in New York from 1994 through 1997. In addition, he served as portfolio manager of Commerzbank in Germany from 1987 through 1994.

KEITH WALTER is a Co-Portfolio Manager for the Fund. Prior to joining the Julius Baer Group as a Vice President, Mr. Walter worked for Morgan Stanley Dean Witter (May 1995 - January 1999) as a fixed income portfolio manager in the asset management division where he specifically focused on U.S. Corporate bond management for institutional accounts. Prior to his position at Morgan Stanley, he was a member of the Global Bond Team at Bankers Trust Company from 1991 through 1995. Presently, Mr. Walter is drawing on his experience in U.S. credit analysis and is a Senior Manager within the U.S equity team.

                             INVESTING IN THE FUNDS


OPENING AN ACCOUNT

To invest in the Funds, you must first complete and sign an account application. A copy of the application is included with this Prospectus. You can also obtain an account application by calling 1-800-435-4659 or by writing to the Funds' transfer agent, Unified Fund Services, Inc. (Unified) at:

         Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana 46206-6110
         Attention: Julius Baer Investment Funds

Completed and signed account applications may be mailed to Unified at the above address.

You can also invest in the Funds through your broker. If your broker does not have a relationship with Unified Financial Securities, Inc., the Funds' distributor (Distributor), you may be charged a transaction fee. If the broker does not have a selling group agreement, the broker would need to enter into one before making purchases for its clients.

a   INVESTOR ALERT: The Funds may choose to refuse any purchase order.

RETIREMENT PLANS. For information about investing in the Funds through a tax-deferred retirement plan, such as an Individual Retirement Account (IRA), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA (SEP-IRA) or a profit sharing and money purchase plan, an investor should telephone Unified at 1-800-435-4659 or write to Unified at the address shown above.

a INVESTOR ALERT: You should consult your tax adviser about the establishment of retirement plans.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV per share, generally using market prices, by dividing the total value of the Fund's net assets by the number of the shares outstanding. NAV is calculated separately for each Class. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received and accepted by the Distributor. The offering price is the NAV.

The Funds' investments are valued based on market value or, if no market value is available, based on fair value as determined through methods approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value;

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices; and

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security (such as changes in U.S. stock market prices or other financial indicators) occurs after the time the value was determined, the Board of Trustees or its delegate might adjust the fair market value. This may cause the value of the security on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV.

PURCHASING YOUR SHARES

You should read this Prospectus carefully and then determine how much you want to invest and which class of shares you should purchase. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.

SHARE CLASSES

Each of the Funds offers two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee and a co-administration fee. Class I shares do not pay these fees.

Class I shares are offered primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, trusts, banks, brokers, companies and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

INVESTMENT MINIMUMS

                                                                  CLASS A                      CLASS I
                                                                  -------                      -------
TYPE OF INVESTMENT                             INITIAL INVESTMENT   ADDITIONAL INVESTMENT    INITIAL INVESTMENT
------------------                             ------------------   ---------------------    ------------------
Regular account                                     $2,500                $1,000                $2,000,000*
Individual Retirement Account (IRA)                   $100                  $100                $2,000,000*
Tax deferred retirement plan other than an IRA        $500                  $500                $2,000,000*

* $250,000 for registered investment advisers purchasing through omnibus accounts. There is no minimum subsequent investment for Class I shares. Certain accounts may be aggregated at management's discretion.

You may purchase Class I shares only if you meet one of the above-stated criteria under "Share Classes" and you meet the mandatory monetary minimums set forth in the table. If you do not qualify to purchase Class I shares and you request to purchase Class I shares, your request will be treated as a purchase request for Class A shares or declined.

The following investors may purchase Class I shares with no minimum initial investment requirement: Trustees and officers of the Trust, the Bank Julius Baer Employees 401(k) Savings Plan and the Bank Julius Baer Co., Ltd. Retirement Plan. The Trust and the Distributor at their discretion may waive the minimum initial investment requirements for other categories of investors.

You can invest in Fund shares in the following ways:

                OPENING AN ACCOUNT                ADDING TO YOUR ACCOUNT

o THROUGH       o  You can purchase shares        o  You may add to an account
  A BROKER         through a broker that has a       established through any
                   relationship with the             broker either by contacting
                   Distributor.                      your broker or directly
                                                     through Unified by using
                   If you buy shares through a       one of the methods
                   broker, the broker is             described below.
                   responsible for forwarding
                   your order to Unified in a
                   timely manner. If you place
                   an order with a broker by
                   4:00 p.m. (Eastern time) on
                   a day when the NYSE is open
                   for regular trading, and
                   the order is received by
                   Unified by the end of its
                   business day, you will
                   receive that day's price
                   and be invested in the Fund
                   on that day.


                o  You may also be able to
                   purchase shares through a
                   broker that does not have a
                   relationship with the
                   Distributor. Orders from
                   such a broker received by
                   Unified by 4:00 p.m.
                   (Eastern time) on a day
                   when the NYSE is open for
                   regular trading will be
                   effected that day. You may
                   be charged a transaction
                   fee by your broker.


o BY CHECK      o  Please make your check (in     o  Make your check (in U.S.
                   U.S. dollars) payable to          dollars) payable to the
                   the Julius Baer Investment        Julius Baer Investment
                   Funds or the Fund in which        Funds or the Fund in which
                   you are investing. The            you are investing. The
                   Funds do not accept third         Funds do not accept third
                   party checks.                     party checks.

                o  Send your check with the       o  Write your account number,
                   completed account                 Fund name and name of the
                   application to:                   class in which you are
                                                     investing on the check.

                Unified  Fund  Services,          Mail your check directly to
                P.O. Box 6110                     the Fund at the address shown
                Indianapolis, Indiana 46206-6110  at the left.
                Attention: Julius Baer
                           Investment Funds       Your application will be
                                                  processed subject to your
                                                  check clearing.

                OPENING AN ACCOUNT                ADDING TO YOUR ACCOUNT

o BY WIRE       o  First, telephone Unified at    o  Refer to wire instructions
                   (800) 435-4659 to notify          for opening an account.
                   Unified that a bank wire is
                   being sent and to receive      o  If Unified receives the
                   an account number. A bank         federal funds before the
                   wire received by 4:00 p.m.        close of regular trading of
                   (Eastern time) on a day           the NYSE on a day the NYSE
                   when the NYSE is open for         is open for regular
                   regular trading will be           trading, your purchase of
                   effected that day.                Fund shares will be
                                                     effected as of that day.
                o  Transfer funds by wire to
                   the following address:
                   Boston Safe Deposit & Trust Company
                   ABA 011001234
                   Global Income Fund DDA No.
                   International Equity Fund DDA No.
                   Global High Yield Fund DDA No.
                   Global Opportunistic Equity Fund DDA No.


                o  Specify in the wire:
                   (1) the name of the Fund,
                   (2) the name of the class,
                   (3) the account number which
                   Unified assigned to you,
                   and (4) your name.


o BY EXCHANGE   o  First, you should follow       o  You may exchange your Fund
                   the procedures under "By          shares for the appropriate
                   Check" or "By Wire" in            class of shares of the
                   order to get an account           other Fund described in the
                   number for Fund(s) which          Prospectus at its
                   you do not currently own          respective NAV.
                   shares of, but which you
                   desire to exchange shares      o  You should review the
                   into.                             disclosure provided in this
                                                     Prospectus relating to the
                o  You may exchange shares of        other Fund carefully before
                   a Fund for the appropriate        making an exchange of your
                   class of shares of the
                   other Fund at its
                   respective NAV. Fund
                   shares.

                o  You should review the
                   disclosure provided in this
                   Prospectus relating to the
                   other Fund carefully before
                   making an exchange of your
                   Fund shares.

                OPENING AN ACCOUNT                ADDING TO YOUR ACCOUNT

o THROUGH       o  You may invest in each Fund    o  Please refer to directions
  RETIREMENT       through various Retirement        received through your
  PLANS            Plans. The Funds' shares          employer's plan, Unified or
                   are designed for use with         your financial adviser.
                   certain types of tax
                   qualified retirement plans
                   including defined benefit
                   and defined contribution
                   plans. Class I shares are
                   not appropriate for IRA
                   accounts other than IRA
                   rollover accounts.

                o  For further information
                   about any of the plans,
                   agreements, applications
                   and annual fees, contact
                   Unified or your financial
                   adviser.

MORE INFORMATION ABOUT EXCHANGES

A redemption fee of 2% of the amount redeemed will apply to shares exchanged for shares of the other Fund if the shares purchased are exchanged 90 days or less after they were purchased. The Fund, at management's discretion, may waive the redemption fee for certain tax-advantaged retirement plans or wrap fee programs. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.

    o A redemption fee of 2% of the amount redeemed will apply to shares exchanged for share of the other fund if the shares purchased are exchanged 90 days or less after they were purchased. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.

    o Special Tax Consideration: For federal income tax purposes, an exchange of shares between Funds is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

o  AUTOMATIC INVESTMENT PLAN

You can pre-authorize monthly or quarterly investments of $100 or more in Class A shares of each Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate portion of an account application or separate forms to do this. Contact your broker or the Distributor for more information.

o  PROCESSING ORGANIZATIONS

You may purchase shares of each Fund through a "Processing Organization," (for example, a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds have authorized certain Processing Organizations to accept purchase and sale orders on their behalf. Before investing in the Funds through a Processing
Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When you purchase shares in this way, the Processing Organization may:

    o   charge a fee for its services;

    o   act as the shareholder of record of the shares;

    o   set different minimum initial and additional investment requirements;

    o   impose other charges and restrictions; and

    o designate intermediaries to accept purchase and sale orders on the Fund's behalf.

The Fund considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order in accordance with the Processing Organization's procedures. These orders will be priced based on the Fund's NAV determined after such order is accepted.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Fund. Certain Processing Organizations may receive compensation from the Fund, the Adviser or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is accepted before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares your sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

o  REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on Class A shares and Class I shares redeemed 90 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Funds or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the appropriate Fund. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.

The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is 90 days or less, the redemption fee will be assessed.

If your shares were purchased through a Processing Organization or an omnibus account, your Processing Organization or registered investment adviser is required to monitor the holding period applicable to your shares and to assess any applicable redemption fee.

o  WIRE TRANSFER FEE

If you sell your shares and request your money by wire transfer, the Funds reserve the right to impose a $12.00 fee.

o BY TELEPHONE         o  You can sell or exchange your shares over the
                          telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the New Account
                          Application Form. To sell your Fund shares by telephone call (800) 435-4659 between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading. You will be asked to:

                       o specify the name of the Fund and Class from which the sale is to be made;
                       o indicate the number of shares or dollar amount to be sold;
                       o  include your name as it exists on the Fund's records;
                          and
                       o  indicate your account number.


o BY MAIL              o  To sell your Fund shares by mail you must write to
                          Unified at:

                                Unified Fund Services, Inc.
                                P.O. Box 6110
                                Indianapolis, Indiana 46206-6110
                                Attention: Julius Baer Investment Funds

                       o specify the name of the Fund and Class from which the sale is to be made;
                       o indicate the number of shares or dollar amount to be sold;
                       o  include your name as it exists on the Fund's records;
                       o  indicate your account number; and
                       o sign the redemption request exactly as the shares are registered.

>> INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner.

SIGNATURE GUARANTEES: Some circumstances (e.g., changing the bank account designated to receive sale proceeds) require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

TELEPHONE SALES: If we receive your share sale request before 4:00 p.m. (Eastern time), on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day that the NYSE is open for regular trading.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Unified.

In order to protect your investment assets, Unified intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for losses in those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If the Trust does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions.

o LOW ACCOUNT BALANCES: The Funds may sell your Class A shares if your account balance falls below $1,000 as a result of redemptions you have made, but not as a result of a reduction in value from changes in the value of the shares. The Funds may exchange your Class I shares for Class A shares of the same Fund if your account balance falls below the applicable minimum investment amount for Class I shares as a result of redemptions you have made. The Funds will let you know if your shares are about to be sold or exchanged and you will have 60 days to increase your account balance to more than the minimum to avoid the sale or exchange of your Fund shares.

>> SPECIAL CONSIDERATION: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.

o RECEIVING SALE PROCEEDS: Unified will forward the proceeds of your sale to you within seven days.


FUND SHARES PURCHASED BY CHECK: If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 10 days. If you need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.


   >> It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.

REDEMPTIONS IN-KIND: The Funds reserve the right to redeem your shares by giving you securities from the Funds' portfolios under certain circumstances, generally in connection with very large redemptions.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES

Each Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act for its Class A shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of Class A shares.

Under the plan, each Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when income dividends are declared and paid for each Fund.


FUND                                               DIVIDENDS DECLARED AND PAID
----                                               ---------------------------
INTERNATIONAL EQUITY FUND                          ANNUALLY
GLOBAL INCOME FUND                                 MONTHLY
GLOBAL HIGH YIELD FUND                             ANNUALLY
GLOBAL OPPORTUNISTIC EQUITY FUND                   ANNUALLY


Distributions of any capital gains earned by a Fund will be made at least annually.

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request to or call Unified Fund Services at the address or telephone number shown on the back cover of this prospectus.

Each Fund offers four investment options:


   o Reinvest dividends and capital gain distributions in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your dividends and distributions.
   o Pay dividends in cash, reinvest capital gain distributions in additional shares of the Fund.
   o Pay capital gain distributions in cash, reinvest dividends in additional shares of the Fund.
   o  Pay dividends and capital gain distributions in cash.


TAX INFORMATION

DISTRIBUTIONS: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you choose to reinvest such dividends in additional shares of a Fund or to receive cash.

Any dividend or distribution received by a shareholder on shares of a Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

ORDINARY INCOME: Income and short-term capital gains distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

>> TAX ON SALE OF SHARES: Selling your shares may cause you to incur a taxable gain or loss.

STATEMENTS AND NOTICES: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior tax year.

>> SPECIAL TAX CONSIDERATION: You should consult with your tax adviser to address your own tax situation.


                       RELATED PERFORMANCE OF THE ADVISER

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS. The Global Opportunistic Equity Fund has substantially the same investment objective, policies and strategies as certain existing separately managed accounts that are advised by JBIMI. Listed below is "composite performance" for JBIMI with regard to all of these similarly managed accounts. The composite performance information is based on a composite of all managed accounts of JBIMI having substantially similar investment objectives, policies and strategies as the Global Opportunistic Equity Fund. The managed accounts included in the composite are not mutual funds registered under the 1940 Act, and therefore, these managed accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these managed accounts, the performance shown may have been lower.

This composite data is provided to illustrate the past performance of JBIMI in managing similar accounts and does not represent the performance of the Global Opportunistic Equity Fund. You should not consider this composite performance data as an indication of future performance of the Global Opportunistic Equity Fund or JBIMI. The performance figures below show the composite performance of the managed accounts adjusted to give effect to the Global Opportunistic Equity Fund's estimated annualized expenses during its first fiscal year. The performance figures were calculated in accordance with the standards for preparing and presenting investment adviser performance information formulated by the Association for Investment Management and Research ("AIMR"), which differ from the manner in which the Global Opportunistic Equity Fund will calculate its own performance.

-------------------------------------------------------------------------------------------------------------
 Inception Date      Average        Average         Average      Total Return   Total Return   Total Return
                  Annual Total    Annual Total   Annual Total      One Year      Five Years        Since
                   Return One     Return Five    Return Since                                    Inception
                      Year           Years         Inception
-------------------------------------------------------------------------------------------------------------
     X/95
-------------------------------------------------------------------------------------------------------------


                           FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The "Total Return" indicates how much an investment in each respective Fund would have earned or lost, assuming all dividends and distributions had been reinvested.


This information for the year ended October 31, 2002 has been derived from each Fund's Financial Statements that were audited by the Funds' independent auditors. You will find the independent auditor's report and the Julius Baer Investment Funds' financial statements in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS

JULIUS BAER GLOBAL HIGH YIELD AND JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUNDS

Because the Funds are newly organized, they have no financial highlights to report. For investors who want more information about the Funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' Annual and Semi-Annual Reports to shareholders provide additional information about the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The Funds' Annual Report and the independent auditor's report are incorporated by reference in this Prospectus.

You can get free copies of the SAI, the Annual and Semi-Annual Reports, request other information about the Funds, and receive answers to your questions about the Funds by contacting Unified at:


Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204-1897
(800) 435-4659


The Securities and Exchange Commission (SEC) maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information about the Funds. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.

You may also obtain copies of the Prospectus, SAI and Annual and Semi-Annual Reports, and find more information about the Funds on the Internet at: www.us-funds.juliusbaer.com.

Investment Company Act file no. 811-6652

Julius Baer Investment Funds
Account Application                                         Please Print or Type

1. ACCOUNT REGISTRATION

     Name(s) in which account is to be registered:

     Individual ________________________________________________________________

     Social Security Number ____________________________________________________

     Joint Owner
                 _______________________________________________________________
                 (If Joint Tenancy, use Social Security Number of first Joint Tenant shown.)

     OR Uniform Transfer to Minor: _____________________________________________
                                        Custodian Name (one custodian only)

Under the  ______________________________  Uniform  Transfer  to  Minors  Act or
similar act.            State

Custodian for __________________________________________________________________
                              Minor's Name (one minor only)

Minor's Social Security Number _________________________________________________

OR  __ Trust __ Corporation __ Other ___________________________________________
                                                (please specify)

     Trust/Corporate Name ______________________________________________________

     Trust Date ______________  Taxpayer Identification Number _________________

     Additional forms, such as a Corporate Resolution, may be required. Call 1-800-435-4659 for information.

2. MAILING ADDRESS

     Address for reports and statements:

       Street Address                                                       Apt.

       City                             State                           Zip Code

       Telephone Number ________________________________________________________

       Non Resident Alien:    __No     __ Yes __________________________________

3. FUND SELECTION AND INITIAL INVESTMENT

     With as little as $2,500, you can invest in the Julius Baer Investment Funds. Please be sure to read the current Prospectus carefully before investing or sending money. You may request an additional Prospectus by calling 1-800-435-4659. Allocate my investment as follows:


                                                            Investment Amount


     Julius Baer Global Income Fund Class A shares
       ($2,500 minimum)                                  $ _____________________

     Julius Baer International Equity Fund Class A
        shares ($2,500 minimum)                          $ _____________________


     Julius Baer Global High Yield Bond Fund Class A
       shares ($2,500 minimum)                           $ _____________________

     Julius Baer Global Opportunistic Equity Fund
       Class A shares ($2,500 minimum)                   $ _____________________

     Julius Baer Global Income Fund Class I shares
       ($2,000,000 minimum*)                             $ _____________________

     Julius Baer International Equity Fund Class I
       shares ($2,000,000 minimum*)                      $ _____________________

     Julius Baer Global High Yield Bond Fund Class I
       shares ($2,000,000 minimum*)                      $ _____________________

     Julius Bear Global Opportunistic Equity Fund
       Class I shares ($2,000,000 minimum*)              $ _____________________


     Total Amount Invested:  $ ____________________________________

     * $250,000 for registered investment advisers purchasing through omnibus accounts.

     __ By check (Payable to the Julius Baer Investment Funds or the Funds in which you are investing.)

     __ By wire (Call 1-800-435-4659 for wire instructions.)
        _____________________ (Account number assigned by bank from which assets were wired.)

4. DIVIDENDS AND CAPITAL GAINS

     (Check one - If none checked "A" will be assigned.)

     __ A. Reinvest dividends and capital gains in additional Fund shares.

     __ B. Pay dividends in cash, reinvest capital gains in additional Fund shares.


     __ C. Pay capital gains in cash, reinvest dividends in additional Fund shares.


     __ D. Pay dividends and capital gains in cash.

5. TELEPHONE EXCHANGES AND REDEMPTIONS

     Unless indicated below, I hereby authorize Unified Fund Services, Inc. (Unified), Julius Baer Investment Funds' Transfer Agent, to accept and act upon telephone instructions regarding exchange and redemption transactions for my account(s).

     __ I DO NOT want shares in my account(s) to be exchanged or redeemed by telephone.

     For more information, please refer to the current Prospectus.

6. WIRE REDEMPTION PRIVILEGE (OPTIONAL)

__Wire redemptions permit proceeds of redemption requests initiated by telephone or letter to be transmitted via Fed Wire to Fed member banks.

Account of _____________________________________________________________________
                               Name(s) on account


Name of person(s) able to act on behalf of account _____________________________
                                               (i.e., corporation, spouse, etc.)


       Bank Name _______________________________________________________________

       Bank Address _____________________________________________________ Street

                    City                       State                    Zip Code

        Bank Account Number ____________________________________________________
                            (specify Checking or Savings)

        ABA Routing Number _____________________________________________________

7. AUTOMATIC INVESTMENT PLAN

     __ Please send me the necessary authorization form for the Automatic Investment Plan, where my money can automatically be invested in my account on a regular basis.

8. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

     AUTHORIZATION

     By signing this Application, I(we) certify that I(we) have full right, power, authority, and legal capacity to purchase shares of the Fund and affirm that I(we) have received a current Prospectus and agree to be bound by its terms and understand the investment objectives and policies stated therein and that all representations contained in this Application and any representations accompanying this Application pursuant to regulatory authority of any State are true.

     I(We) agree not to hold Unified or Julius Baer Investment Funds responsible for acting under the powers I(we) have given them. I(We) also agree that all account registration information I(we) have given Unified will remain the same unless I(we) tell Unified otherwise in writing that includes a signature guarantee. I(We) also agree that this Application applies to any Julius Baer Investment Funds into which I(we) may exchange.

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC.

     TAXPAYER IDENTIFICATION

     I(We) certify under penalties of perjury that:

     (1) the social security number or taxpayer  identification  number shown in
     Part 1 is correct and may be used for any custodial or trust account opened for me(us) by Julius Baer Investment Funds, and

     (2) I(We) am(are) not subject to backup withholding because the Internal Revenue Service (IRS) (a) has not notified me(us) that I(we) am(are), as a result of failure to report all interest or dividends, or (b) has notified me(us) that I(we) am(are) no longer subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons under the Federal income tax law.

     __ Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

     AUTHORIZATION:

     Signature of Owner Date Title (if signing for corporation, trusts, etc.)

     Signature of Joint Owner       Date     Title (Secretary, Co-Trustee, etc.)

9. FOR DEALER USE ONLY

     We hereby authorize Unified to act as our agent in connection with transactions authorized by this Application.

     Dealer's Name _____________________________________________________________

     Main Office Address - Street ______________________________________________

       City________________      State_________________      Zip Code___________

     Representative's Name _____________________________________________________

     Branch # __________________________________________________________________

     Rep # _____________________________________________________________________

     Branch Address - Street ___________________________________________________

       City_________________     State__________________    Zip Code____________

     Telephone Number __________________________________________________________

     Authorized Signature of Dealer ____________________________________________

Title __________________________________________________________________________


Mail Completed Application to: Julius Baer Investment Funds, P.O. Box 6110,
                               Indianapolis, IN 46206-6110

                          JULIUS BAER INVESTMENT FUNDS


                      Julius Baer International Equity Fund
                         Julius Baer Global Income Fund
                     Julius Baer Global High Yield Bond Fund
                  Julius Baer Global Opportunistic Equity Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 28, 2003


This Statement of Additional Information (SAI) is not a Prospectus, but it relates to the Prospectus of Julius Baer Investment Funds dated February 28, 2003.


Financial Statements are incorporated by reference into this SAI from the Funds' most recent Annual Report.

You can get a free copy of the Prospectus for the Julius Baer Investment Funds or the Funds' most recent annual and semi-annual reports to shareholders, request other information and discuss your questions about the Funds by contacting the Transfer Agent at:

                           Unified Fund Services, Inc.
                           431 N. Pennsylvania Street
                        Indianapolis, Indiana 46204-1897
                                 (800) 435-4659

You can also obtain copies of the Prospectus, SAI and annual reports to shareholders from the Fund's website at http//www.us-funds.juliusbaer.com.

You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission (SEC).

You can get text-only copies:

          For a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-6009.
          Telephone:  1-202-942-8090
          E-mail address:  publicinfo@sec.gov
          Free from the SEC's Internet website at http://www.sec.gov.

Contents                                                                    Page
--------                                                                    ----

The Trust and the Funds                                                        3

Description of the Funds, Their Investments and Risks                          3

Common Investment Strategies                                                   5

Additional Information on Investment Practices                                10

Investment Limitations                                                        23

Management of the Trust                                                       25

Capital Stock                                                                 32

Additional Purchase and Redemption Information                                34

Additional Information Concerning Exchange Privilege                          35

Additional Information Concerning Taxes                                       35

Calculation of Performance Data                                               37

Independent Auditors                                                          40

Counsel                                                                       40

Financial Statements                                                          41

Appendix                                                                      42

                             THE TRUST AND THE FUNDS


Julius Baer Investment Funds (the "Trust") is composed of four funds: the Julius Baer International Equity Fund (the "Equity Fund"), Julius Baer Global Income Fund (the "Income Fund"), the Julius Baer Global High Yield Bond Fund (the "High Yield Fund"), and the Julius Baer Global Opportunistic Equity Fund (the "Opportunistic Fund") (each, a "Fund" and together, the "Funds"). Each Fund currently offers Class A shares and Class I shares ("Classes").

The Trust was formed as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 30, 1992, and amended on June 22, 1992, September 16, 1993, January 1, 1995, July 1, 1998 and October 16, 2002 (the "Trust Agreement"). On July 1, 1998, the Trust changed its name from BJB Investment Funds to Julius Baer Investment Funds. At the same time, the name of each existing fund of the BJB International Equity Fund and the BJB Global Income Fund changed to Julius Baer International Equity Fund and the Julius Baer Global Income Fund, respectively.

The Prospectus, dated February 28, 2003, provides the basic information investors should know before investing, and may be obtained without charge by calling Unified Fund Services, Inc. (the "Transfer Agent"), at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.


              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION


The Income Fund is a non-diversified, open-end management investment company. The Equity Fund, High Yield Fund, and Opportunistic Fund are diversified open-end management investment companies.


PORTFOLIO INVESTMENTS

INCOME FUND. The Income Fund may invest in a wide variety of fixed-income securities issued anywhere in the world, including the United States. The Income Fund may purchase debt obligations consisting of bonds, debentures and notes issued or guaranteed by the United States or foreign governments, their agencies, instrumentalities or political subdivisions, as well as supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (World Bank) or the European Investment Bank. The Income Fund also may purchase debt obligations of U.S. or foreign corporations that are issued in a currency other than U.S. dollars. The Income Fund currently contemplates that it will invest in obligations denominated in the currencies of a variety of countries, including, but not limited to, Australia, Canada, Czech Republic, Denmark, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Japan, Mexico, New Zealand, Norway, Poland, South Africa, Sweden, Switzerland, Taiwan, Turkey, the United Kingdom and the United States. The Income Fund may invest in securities issued in multi-national currency units, such as European Currency Units (ECUs), which is a composite of the currencies of several European countries. The Income Fund may also invest in the single European currency (euro). In order to seek to protect against a decline in value of the Income Fund's assets due to fluctuating currency values, the Income Fund may engage in certain hedging strategies, as described under "Common Investment Strategies" below.


In selecting particular investments for the Income Fund, Julius Baer Investment Management Inc. (the "Adviser") will seek to mitigate investment risk by limiting its investments to quality fixed-income securities. The Income Fund may not invest in governmental or corporate bonds rated at the time of purchase below "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Rating Service, a division of McGraw-Hill Companies ("S&P"). The Income Fund may invest in securities with equivalent ratings from another recognized rating agency and non-rated issues that are determined by the Adviser to have financial characteristics that are comparable and that are otherwise similar in quality to the rated issues it purchases. If a security is downgraded below the minimum rating necessary for investment by the Income Fund, the Income Fund will consider disposing of the security within a reasonable time period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. For a description of the rating systems of Moody's and S&P, see the Appendix to this SAI.


The Adviser will allocate investments among securities of particular issuers on the basis of its views as to the yield, duration, maturity, issue classification and quality characteristics of the securities, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, the Income Fund may seek to take advantage of differences in relative values of fixed-income securities among various countries.

EQUITY FUND. The Equity Fund may invest in a wide variety of international equity securities issued anywhere in the world, normally excluding the United States. The Equity Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries, including, but not limited to, Argentina, Australia, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Hungary, Hong Kong, India, Israel, Japan, Korea, Malaysia, Mauritius, Mexico, New Zealand, Peru, Poland, Romania,Russia, Singapore, Slovak Republic, Slovenia, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, the United States and Venezuela. The Equity Fund also may invest up to 10% of its total assets in equity warrants and interest rate warrants of international issuers. However, the Equity Fund will not invest more than 2% of its net assets in warrants that are not listed on a recognized U.S. or foreign exchange. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index ("Bond Index") at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settled in cash. The Equity Fund may invest in securities issued in multi-national currency units, such as ECUs and the euro. The Equity Fund may also invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Equity Fund may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the Equity Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. In order to seek to protect against a decline in value of the Equity Fund's assets due to fluctuating currency rates, the Equity Fund may engage in certain hedging strategies, as described under "Common Investment Strategies" below.

The Equity Fund will invest substantially all of its assets in equity securities when the Adviser believes that the relevant market environment favors profitable investing in those securities. Equity investments are selected in industries and companies that the Adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser's analysis and selection process focuses on growth potential; investment income is not a consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Equity Fund intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities by the Equity Fund will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. While no assurances can be given as to the specific issuers of the equity securities in which the Fund will invest, the Fund has a bias toward large capitalization companies but, the Equity Fund will invest in the equity securities of small and mid capitalization, companies when the Adviser believes that such investments represent a beneficial investment opportunity for the Fund.

Although the Equity Fund normally invests primarily in equity securities, it may increase its cash or non-equity position when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The Equity Fund may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund's total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Equity Fund may receive a return on idle cash. The Equity Fund also may invest up to 5% of its total assets in gold bullion and coins, which, unlike investments in many securities, earn no investment income. Since a market exists for such investments, the Adviser believes gold bullion and coins should be considered a liquid investment. The Equity Fund intends to limit its investments in debt securities to securities of U.S. companies, the U.S. Government, foreign governments, domestic or foreign governmental entities and supranational organizations such as the European Economic Community and the World Bank. When the Equity Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund but, under these certain circumstances, the Equity Fund would not expect to participate in market advances or declines to the extent that it would if it remained fully invested in equity securities.

HIGH YIELD FUND. The High Yield Fund may invest in investment grade fixed income securities or below investment grade, fixed income securities (commonly known as "junk bonds") of issues located throughout the world, including the United States. The High Yield Fund may purchase fixed income obligations consisting of bonds, debentures and notes issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or political subdivisions, as well as supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank) or the European Investment Bank. The High Yield Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance. The Fund may purchase debt obligations denominated in U.S. dollars or foreign currencies. The High Yield Fund currently contemplates that it will invest in obligations denominated in the currencies of a variety of countries, including, but not limited to, Australia, Canada, Czech Republic, Denmark, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Japan, Mexico, New Zealand, Norway, Poland, South Africa, Sweden, Switzerland, Taiwan, Turkey, the United Kingdom and the United States. The High Yield Fund may also invest in those countries denominated in the Euro. In order to seek to protect against a decline in value of the High Yield Fund's assets due to fluctuating currency values, the High Yield Fund may engage in certain hedging strategies, as described under "Investment Strategies" below.

The High Yield Fund invests in high yield, high risk bonds, which are those bonds rated at the time of purchase below BBB by Standard & Poor's Corporation ("S&P") and below Baa by Moody's Investors Service, Inc. (Moody's). Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. The Fund may invest in securities with ratings from a recognized rating agency other than S&P or Moody's if those securities have a rating that is at least equivalent to a rating that would be acceptable for the Fund to purchase if given by S&P or Moody's. If a security is not rated, the Fund may invest in the security if the Adviser determines that the security is comparable in quality to rated securities that the Fund may purchase. The Fund may invest in securities in the lowest rating category and securities in default.

OPPORTUNISTIC FUND. The Opportunistic Fund may invest in a wide variety of equity securities issued anywhere in the world, including the United States. The Opportunistic Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries, including, but not limited to, Argentina, Australia, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Hungary, Hong Kong, India, Israel, Japan, Korea, Malaysia, Mauritius, Mexico, New Zealand, Peru, Poland, Romania, Russia, Singapore, Slovak Republic, Slovenia, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, the United States and Venezuela. The Fund may also invest in those countries denominated in the Euro. In order to seek to protect against a decline in value of the Opportunistic Fund's assets due to fluctuating currency rates, the Equity Fund may engage in certain hedging strategies, as described under "Investment Strategies" below.


                          COMMON INVESTMENT STRATEGIES

In attempting to achieve their investment objectives, the Funds may engage in a variety of investment strategies.

CONVERTIBLE SECURITIES AND BONDS WITH WARRANTS ATTACHED


Each Fund may invest in fixed-income obligations convertible into equity securities, and bonds issued as a unit with warrants. Convertible securities in which a Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock. Neither the Equity or Income Funds intend to retain in its portfolio the common stock received upon conversion of a convertible security or exercise of a warrant and will sell such stocks as promptly as it can and in a manner that it believes will reduce the risk to the Funds of a loss in connection with the sale. Neither the Equity or Income Fund s intends to retain in its portfolio any warrant acquired as a unit with bonds if the warrant begins to trade separately from the related bond. The High Yield and Opportunistic Funds may hold in their portfolios any warrant acquired as a unit with bonds if the warrant begins to trade separately from the related bond. However, neither of the High Yield and Opportunistic Funds currently expects such warrants to represent more than 5% of their assets.


MONEY MARKET INVESTMENTS

Each Fund may invest up to 20% of its total assets in short-term investment grade money market obligations. In addition, on occasion, the Adviser may deem it advisable to adopt a temporary defensive posture by investing a larger percentage of its assets in short-term money market obligations. These short-term instruments, which may be denominated in various currencies, consist of obligations of U.S. and foreign governments, their agencies or instrumentalities; obligations of foreign and U.S. banks; and commercial paper of corporations that, at the time of purchase, have a class of debt securities outstanding that is rated A-2 or higher by S&P or Prime-2 or higher by Moody's or is determined by the Adviser to be of equivalent quality. Any short-term obligation rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, the equivalent from another rating service or, if unrated, in the opinion of the Adviser determined to be an issue of comparable quality, will be a permitted investment. For temporary defensive purposes, including during times of international political or economic uncertainty, the Equity and Income Funds could also invest without limit in securities denominated in U.S. dollars through investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities) (including repurchase agreements with respect to such securities).


CURRENCY HEDGING TRANSACTIONS

The Adviser may seek to limit losses through the use of currency forward contracts, currency and interest rate futures contracts and options on such futures contracts and options on currencies. These strategies may be used for hedging purposes only and not for speculation. Each Fund may attempt to decrease any losses from changes in currency exchange rates by entering into currency hedging transactions in connection with up to 100% of its total portfolio.

CURRENCY, INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES

A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place. Interest rate and stock-index futures contracts are standardized contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of a debt or equity security at a fixed date and price. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. When deemed advisable by the Adviser, each Fund may enter into currency futures contracts, interest rate and stock-index futures contracts or related options that are traded on U.S. or foreign exchanges. The Equity Fund also may enter into options contracts relating to gold bullion. Such investments by a Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the management of a Fund and not for the purpose of speculation. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents or other liquid assets set aside, plus accrued profits held at a Fund's custodian or at the commodity dealer.

CURRENCY EXCHANGE TRANSACTIONS AND OPTIONS ON FOREIGN CURRENCIES

Each Fund may engage in currency exchange transactions and purchase put and call options on foreign currencies. Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large U.S. or foreign commercial banks) and their customers. The Funds may enter into a forward contract in the following two circumstances:

     (1) When a Fund purchases a foreign currency denominated security for settlement in the near future, it may immediately purchase in the forward market the foreign currency needed to pay for and settle the transaction.

     (2) When the Adviser believes that the currency of a specific country may deteriorate against another currency, a Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be more or less than the value of a Fund's securities denominated in the less attractive currency. While such actions are intended to protect the Funds from adverse currency movements, there is a risk that the currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the U.S. tax status of the Funds as regulated investment companies.

To support its obligation when a Fund enters into a forward contract to buy or sell currencies, such Fund will earmark or segregate cash or liquid securities having a value at least equal to its obligation or continue to own or have the right to sell or acquire, respectively, the currency subject to the forward contract.

An option on a foreign currency, which may be entered into on a U.S. or foreign exchange or in the over-the-counter market, gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option.

Each Fund may also invest in instruments offered by brokers that combine forward contracts, options and securities in order to reduce foreign currency exposure.

COVERED OPTION WRITING

Each Fund may write options to generate current income or as hedges to reduce investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by a Fund has the right to compel such Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by a Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

Upon the exercise of a put option written by a Fund, such Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, such Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the Fund's acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

The Funds will write only covered options. Accordingly, whenever a Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Fund will either (1) earmark or segregate cash or liquid securities having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account).

Each Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To affect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that a Fund has written, an option of the same series as that on which such Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that a Fund will be able to affect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will write options only if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing for the Funds may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (NASD). Furthermore, a Fund may, at times, have to limit its option writing in order to qualify as a regulated investment company under the Code. Each Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. Each Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by a Fund of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

OPTIONS ON STOCK INDICES


The High Yield Fund and Opportunistic Fund may purchase and sell call and put options on stock indices. A Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although a Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

PURCHASING PUT AND CALL OPTIONS ON SECURITIES


Each Fund may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. A Fund may utilize up to 2% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 2% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by a Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless and a Fund will lose the premium paid for the option.

SECURITIES OF OTHER INVESTMENT COMPANIES


Each Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, a fund is permitted to hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of a fund's total assets and (c) when added to all other investment company securities held by such fund, do not exceed 10% of the value of the fund's total assets. Investors should note that investment by a Fund in the securities of other investment companies would involve the payment of duplicative fees (once with the Fund and again with the investment company in which the Fund invests). Each Fund intends not to invest more than 5% of its total assets in the securities of other investment companies. The Equity Fund and Income Fund intends not to invest more that 5% of its total assets in the securities of other investment companies.


REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers.
Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during such Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the retail price provided in the agreement, including interest.

In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the Fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. To evaluate this risk, the Adviser has been delegated responsibility by the Trust's Board of Trustees for monitoring the creditworthiness of those bank and non-bank dealers with which the Funds enter into repurchase agreements. A repurchase agreement is considered to be a loan under the 1940 Act. Under normal market conditions, a Fund may invest up to 20% of its total assets in repurchase agreements, although, for temporary defensive purposes, a Fund may invest in these agreements without limit.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS


The Equity, Income and High Yield Funds may utilize up to 20% of their total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. A Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, although, to the extent the Fund is fully invested, these transactions will have the same effect on net asset value per share as leverage. A Fund may, however, sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if its Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. A Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but will continue to accrue income on a delayed-delivery security it has sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or  debt  restructuring.  A Fund  will  earmark  or  segregate  cash  or  liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments, and will segregate the securities underlying commitments to sell securities for delayed delivery. Placing securities rather than cash in the segregated account may have a leveraging effect on a Fund's net assets.

RULE 144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER

Each Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (1933 Act), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities) or sold pursuant to Section 4(2) of the 1933 Act (4(2) Commercial Paper). A Rule 144A Security or 4(2) Commercial Paper may be considered illiquid and therefore subject to a Fund's 15% limitation on the purchase of illiquid securities, unless the Trust's Board of Trustees or its delegate determines on an ongoing basis that an adequate trading market exists for the security. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities and 4(2) Commercial Paper, although the Board of Trustees retains ultimate responsibility for any determination regarding liquidity. The Board of Trustees will consider all factors in determining the liquidity of Rule 144A Securities and 4(2) Commercial Paper. The Board of Trustees will carefully monitor any investments by the Funds in Rule 144A Securities and 4(2) Commercial Paper.

LENDING PORTFOLIO SECURITIES

Each Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of a Fund's securities may not exceed 33 1/3% of the Fund's net assets. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that will be maintained at all times in a segregated account with such Fund's custodian in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its portfolio securities, a Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. A Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which securities will be maintained by daily marking-to-market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain the right to vote the securities.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks. Cash received as collateral through loan transactions may be invested in other securities eligible for purchase by the Fund. The investment of cash collateral subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

HIGH-YIELD/HIGH-RISK BONDS


The  High  Yield  fund  may  invest  all of  its  assets;  and  the  Equity  and
Opportunistic Funds may invest up to 10% of their total assets in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. Such bonds may have predominantly speculative characteristics. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.


The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

UNRATED DEBT SECURITIES


The Funds may invest in unrated debt instruments of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.


                 ADDITIONAL INFORMATION ON INVESTMENT PRACTICES

FOREIGN INVESTMENTS

Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Funds will be investing substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Many of the foreign securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Funds of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Funds will avoid investing in countries which are known to experience settlement delays which may expose the Funds to unreasonable risk of loss.

The interest payable on each Fund's foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income. Additionally, the operating expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, are higher than those costs incurred by investment companies investing exclusively in U.S. securities, but are not higher than those paid by many other international funds.

Each Fund will not invest more than 25% or more of its assets in the securities of supranational entities.

INVESTING IN EMERGING MARKETS

From time to time the Funds may invest in securities of issuers located in emerging market countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

"Emerging markets" are located in the Asia-Pacific region, Central and Eastern Europe, Latin America, South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A Fund may be required to establish special custodian or other arrangements before making investments in securities of issuers located in emerging market countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

FUTURES ACTIVITIES

The Equity Fund may enter into stock index futures contracts, fixed-income securities futures contracts and foreign currency futures contracts. The Income Fund may enter into fixed-income securities futures contracts and foreign currency futures contracts. The Funds may also purchase or write related options that are traded on foreign as well as U.S. exchanges.

Entering into a futures contract enables a Fund to seek to protect its assets from fluctuations in value without necessarily buying or selling the assets. A Fund may not enter into futures transactions, other than those considered to be "bona fide" hedging by the Commodity Futures Trading Commission, if the sum of the amount of initial margin deposits on its existing futures contracts and premiums paid for unexpired options would exceed 5% of the fair market value of such Fund's total assets, after taking into account unrealized profits and unrealized losses on commodity contracts into which it has entered. A Fund will not use leverage when it enters into long futures or options contracts and for each such long position such Fund will deposit cash, or other liquid assets, having a value equal to the underlying commodity value of the contract as collateral with its custodian or approved futures commission merchant (FCM) in a segregated account.

The value of portfolio securities will far exceed the value of the futures contracts sold by a Fund. Therefore, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of such Fund's assets. No consideration is paid or received by a Fund upon entering into a futures contract. Upon entering into a futures contract, a Fund will be required to deposit in a segregated account with its custodian or approved FCM an amount of cash or other liquid assets equal to a portion of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate such Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities or currencies and movements in the price of the securities which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of such Fund's securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If a Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance. In addition, in such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

OPTIONS ON FUTURES CONTRACTS

The Funds may purchase and write put and call options on interest rate, stock index and foreign currency futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in interest rates and market conditions, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income or equity security futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Funds.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by a Fund's Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

CURRENCY HEDGING TRANSACTIONS

The value in U.S. dollars of the assets of the Funds that are invested in foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds, therefore, may engage in currency hedging transactions to protect against uncertainty in the level of future exchange rates. Income received from such transactions could be used to pay a Fund's expenses and would increase an investor's total return. The Funds will conduct foreign currency transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency market or through forward foreign exchange contracts to purchase or sell currency. The Funds also are authorized to purchase and sell listed foreign currency options and options on foreign currency futures for hedging purposes.

The following is a description of the hedging instruments the Funds may utilize with respect to foreign currency exchange rate fluctuation risks.

FORWARD CURRENCY CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Fund's dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in that currency or in another currency in which portfolio securities are denominated, the movements of which tend to correlate to the movement in the currency sold forward (hedged currency). A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency or the hedged currency. If a Fund enters into a position hedging transaction, cash or liquid securities will be earmarked or segregated in an amount equal to the value of that Fund's total assets committed to the consummation of the forward contract or the Fund will own the currency subject to the hedge, or the right to buy or sell it as the case may be. If the value of the securities earmarked or segregated declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of such Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and take delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. In light of the requirements that the Funds must meet to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (Code) for a given year, the Funds currently intend to limit their gross income from currency transactions to less than 10% of gross income for that taxable year.

FOREIGN CURRENCY OPTIONS

The Funds may purchase put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires.

A Fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a Fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, such Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

FOREIGN CURRENCY FUTURES AND RELATED OPTIONS

The Funds may enter into currency futures contracts to purchase and sell currencies. They also may purchase options on currency futures. Foreign currency futures are similar to forward currency contracts, except that they are traded on commodities exchanges and are standardized as to contract size and delivery date. In investing in such transactions, a Fund would incur brokerage costs and would be required to make and maintain certain "margin" deposits. A Fund also would be required to earmark or segregate assets or otherwise cover, as described above, the futures contracts requiring the purchase of foreign currencies. These limitations are described more fully above under the heading "Futures Activities." Most currency futures call for payment or delivery in U.S. dollars.

Options on foreign currency futures entitle a Fund, in return for the premium paid, to assume a position in an underlying foreign currency futures contract. An option on a foreign currency futures contract, in contrast to a direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined price at a time in the future.

Currency futures and related options are subject to the risks of other types of futures activities, as described above. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund's investments denominated in that currency over time.

A more detailed discussion of futures contracts and options on futures contracts, including the risks associated with such transactions and certain limitations on the percentage of assets that may be used in such transactions, can be found above under the heading "Futures Activities."

OPTIONS ON SECURITIES

In order to hedge against adverse market shifts, a Fund may utilize up to 2% of its total assets to purchase put options on securities and an additional 2% of its total assets to purchase call options on securities, in each case that are traded on foreign as well as U.S. exchanges or in the over-the-counter market. In addition, a Fund may write covered call options and put options on up to 25% of the net asset value of the securities in its portfolio. A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the call options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by a Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period. A Fund may write only covered call options. Accordingly, whenever a Fund writes a call option it will continue to own or have the present right to acquire the underlying security without additional consideration for as long as it remains obligated as the writer of the option.

The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, a Fund as the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of a Fund as the writer of an option continues, such Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (Clearing Corporation) and of the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Funds may purchase and write options on securities on U.S. and foreign securities exchanges or in the over-the-counter market.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether such Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although a Fund will generally purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to a Fund. Each Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by its Adviser, are considered to be investment grade. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, a Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. Government securities. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

In the case of options written by a Fund that are deemed covered by virtue of such Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but a Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. Government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, a Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

In addition to writing covered options for other purposes, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. A Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by its Adviser. Successful use by a Fund of options will be subject to its Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

OPTIONS ON GOLD


For hedging purposes, the Equity Fund and Opportunistic Fund may purchase put and call options on gold and write covered call options on gold in an amount which, when added to its assets committed to margin and premiums for gold futures contracts and related options, does not exceed 5% of the both Fund's net assets. The Funds will only enter into gold options that are traded on a regulated domestic commodities exchange or foreign commodities exchanges approved for this purpose by the Commodity Futures Trading Commission.

SWAPS, CAPS, FLOORS AND COLLARS

Among the transactions into which the High Yield Fund may enter are interest rate, currency, index and total return swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

OPTIONS ON SWAP AGREEMENTS

The High Yield Fund may enter into options on swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon the exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


SHORT SALES "AGAINST THE BOX"

In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale such Fund owns or has the right to obtain an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by such Fund's custodian or qualified sub-custodian. While the short sale is open, a Fund will earmark or segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute such Fund's long position. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.

The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

FIXED-INCOME INVESTMENTS

The performance of the debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. A Fund's share price and yield will also depend, in part, on the quality of its investments. While U.S. Government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in a Fund's share price will depend on the extent of the Fund's investment in such securities.

U.S. GOVERNMENT SECURITIES

The Funds may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Funds also may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.


DEPOSITORY RECEIPTS

The High Yield and Opportunistic Funds may invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Funds may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

INTERNATIONAL WARRANTS

The High Yield Fund and the Opportunistic Fund may invest in warrants of global issuers. The Equity Fund may invest up to 10% of its total assets in warrants of international issuers. The Fund's holdings of warrants will consist of equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers. Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time the Equity Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock.

Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. The Equity Fund will not buy bonds with warrants attached. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of European exchanges, principally in France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in over-the-counter markets. Since there is a readily available market for these securities, the Equity Fund Adviser believes that international warrants should be considered a liquid investment.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.

Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.


Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchangeand subject to the exchange's trading regulations.The Equity Fund will acquire only covered warrants, index warrants, interest rate warrants and long term options issued by entities deemed to be creditworthy by its Adviser, who will monitor the creditworthiness of such issuers on an on-going basis. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, a Fund will limit its holdings of covered warrants, index warrants, interest rate warrants and long term options to those issued by entities that either have a class of outstanding debt securities that is rated investment grade or higher by a recognized rating service or otherwise are considered by its Adviser to have the capacity to meet their obligations to the Fund.

CORPORATE ASSET-BACKED SECURITIES

The High Yield Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The
Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.

MORTGAGE-RELATED SECURITIES

The High Yield Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

AGENCY-MORTGAGE-RELATED  SECURITIES:  The  dominant  issuers  or  guarantors  of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such High Yield Fund securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The High Yield Fund considers GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of the Fund's investment policies.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Fund limits its investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The High Yield Fund may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Fund will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by the High Yield Fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the High Yield Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the High Yield Fund to suffer a loss of interest or principal on any of its holdings.

VARIABLE RATE INSTRUMENTS

The High Yield and Opportunistic Funds may invest variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

BANK OBLIGATIONS

The High Yield Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

EXCHANGE TRADED FUNDS (ETFS)

The High Yield and Opportunistic Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

REAL ESTATE INVESTMENT TRUSTS (REITS)

The High Yield and Opportunistic Funds may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

STRUCTURED NOTES

The High Yield and Opportunistic Funds may invest in Structured Notes. Structured Notes are derivative securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices (such as the S&P 500). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. A Fund would use Structured Notes to tailor its investments to the specific risks and returns an Adviser wishes to accept while avoiding or reducing certain other risks.

SECURITIES LENDING

The High Yield and Opportunistic Funds may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. The Fund will not have the right to vote any securities having voting rights during the existence of the loan, but the Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by the Fund would be invested in high quality, short-term money market instruments. Each Fund currently intend to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

PORTFOLIO TURNOVER


The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Fund deems it desirable to sell or purchase securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

High rates of portfolio turnover can lead to increased taxable gains and higher expenses. Certain practices and circumstances could result in high portfolio turnover. For example, the volume of shareholder purchase and redemption orders, market conditions, or the Adviser's investment outlook may change over time. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. For each of the two fiscal years ended October 31, 2001 and October 31, 2002, the Income Fund's portfolio turnover rate was 96% and 156%(1), respectively. For each of the two fiscal years ended October 31, 2001 and October 31, 2002, the Equity Fund's portfolio turnover rate was 89% and 93%, respectively.


                             INVESTMENT LIMITATIONS


FOR THE JULIUS BAER GLOBAL INCOME FUND AND THE JULIUS BAER INTERNATIONAL EQUITY FUND


The investment limitations numbered 1 through 11 have been adopted by the Trust with respect to each Fund as fundamental policies and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment limitations 12 through 14 may be changed by a vote of the Board of Trustees at any time without shareholder approval.

A Fund may not:

1. Borrow money or issue senior securities except that a Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund's assets.

2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

3. Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund's net assets and enter into repurchase agreements.

4. Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in real estate limited partnerships, oil, gas or mineral exploration or development programs or oil, gas and mineral leases, except that the Fund may invest in (a) fixed-income securities secured by real estate, mortgages or interests therein, (b)
securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and (c) futures contracts and related options and options on currencies. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.


----------
(1) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.98% to 4.00%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

6. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales "against the box."

7. Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase or write options on securities, indices and currencies and (b) purchase or write options on futures contracts.

8. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

9. Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.

10. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

11. Invest more than 15% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

12. Purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

13. Purchase or retain securities of any company if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer or director of its Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

14. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of each Fund's net assets (10% in the case of the Equity Fund) of which not more than 2% of each Fund's net assets may be invested in warrants not listed on a recognized U.S. or foreign stock exchange.


FOR THE JULIUS BAER GLOBAL HIGH YIELD BOND FUND AND THE JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUND

The investment limitations below have been adopted by the Trust with respect to each Fund as fundamental policies and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

A Fund may not:

1. issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

2. engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

3. underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

4. purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industries;

5. purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

6. purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instrument; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

7. make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

     THE FOLLOWING INVESTMENT LIMITATIONS HAVE BEEN ADOPTED BY THE TRUST WITH RESPECT TO EACH FUND AS A NON-FUNDAMENTAL OPERATING POLICY. NON-FUNDAMENTAL INVESTMENT LIMITATIONS MAY BE CHANGED BY THE BOARD OF TRUSTEES AT ANY TIME WITHOUT SHAREHOLDER APPROVAL.

FOR ALL FUNDS


     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

                             MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, and administrator. The day-to-day operations of the Funds are delegated to the Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.


TRUSTEES AND OFFICERS


The names of the Trust's Trustees and executive officers of the Funds, their addresses, ages, principal occupations during the past five years and other affiliations are set forth below. The Fund Complex, referred to in the charts below, is comprised of the four series of the Trust and the European Warrant Fund, Inc.

DISINTERESTED TRUSTEES:

--------------------------------- --------------- ------------------------------- ------------------------- -----------------------
    NAME, AGE AND ADDRESS           POSITION AND     PRINCIPAL OCCUPATION(S)      NUMBER OF PORTFOLIOS IN    OTHER DIRECTORSHIPS(2)
                                      TERM OF        DURING PAST FIVE YEARS        FUND COMPLEX OVERSEEN             HELD
                                     OFFICE(1)                                          BY TRUSTEE
--------------------------------- --------------- ------------------------------- ------------------------- -----------------------
Harvey B. Kaplan (64)             Trustee since   o  Controller (Chief Financial             5              None
80 Voice Road                     December 1995      Officer), Easter Unlimited,
Carle Place, New York 11514                          Inc. (toy company)
--------------------------------- --------------- ------------------------------- ------------------------- -----------------------
Robert S. Matthews (58)           Trustee since   o  Partner, Matthews & Co.                 5              None
331 Madison Avenue                June 1992          (certified public
New York, New York 10017                             accountants)
--------------------------------- --------------- ------------------------------- ------------------------- -----------------------
Gerard J.M. Vlak (68)             Trustee since   o  Retired                                 4              The Rouse Company
181 Turn of the River Road        June 1992                                                                 (1996 - present)
Stamford, Connecticut 06905
--------------------------------- --------------- ------------------------------- ------------------------- -----------------------
Peter Wolfram (48)                Trustee since   o  Partner, Kelley Drye &                  4              None
c/o Bank Julius Baer & Co., Ltd.  June 1992          Warren (law firm)
330 Madison Avenue
New York, New York 10017
--------------------------------- --------------- ------------------------------- ------------------------- -----------------------

INTERESTED TRUSTEES:

------------------------------ ----------------- ------------------------------------ --------------------- ------------------------
    NAME, AGE AND ADDRESS        POSITION AND         PRINCIPAL OCCUPATION(S)              NUMBER OF         OTHER DIRECTORSHIPS(2)
                               TERM OF OFFICE(1)      DURING PAST FIVE YEARS           PORTFOLIOS IN FUND            HELD
                                                                                      COMPLEX OVERSEEN BY
                                                                                            TRUSTEE
------------------------------ ----------------- ------------------------------------ --------------------- ------------------------

Bernard Spilko(3) (60)         Trustee since      o  General Manager and Senior                5             None
Bank Julius Baer & Co., Ltd.   December 2000         Vice President of Bank Julius
330 Madison Avenue             and Chairman          Baer & Co., Ltd., New York
New York, NY 10017             Since April 1998      Branch, 1998 to present
                                                  o  Managing Director of
                                                     Julius Baer Securities Inc.,
                                                     1983 to present
------------------------------ ----------------- ------------------------------------ --------------------- ------------------------
Martin Vogel (4) (38)          Trustee Since      o  Member of Management                      5             None
Julius Baer Investment Funds   March 1997            Committee, Julius Baer
Services                                             Investment Fund Services, Ltd.,
Freighutstrasse 12                                   1996 to present
Zurich, Switzerland
------------------------------ ----------------- ------------------------------------ --------------------- ------------------------

OFFICERS OF FUND:

The business address for each officer of the Trust, except Ms. Surprise, Mr. Smith and Mr. Jasinski, is Bank Julius Baer & Co., Ltd., 330 Madison Avenue, New York, New York 10178. The business address for Ms. Surprise, Mr. Smith and Mr. Jasinski is Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02116.

------------------------------- --------------------------- ------------------------------------------------------------------------
        NAME, AGE AND             LENGTH OF TIME SERVED                              PRINCIPAL OCCUPATION(S)
    TRUST POSITION(S) HELD          AS FUND OFFICER(5)                               DURING PAST FIVE YEARS
------------------------------- --------------------------- ------------------------------------------------------------------------
Michael K. Quain (44)            Since May 1998 (President)  o  First Vice President of Bank Julius Baer Investment Management, Inc.
President and Chief Financial    Since April 1998            o  Vice President of Julius Baer Securities Inc.
Officer                          (Chief Financial Officer)   o  President and Chief Financial Officer of The European Warrant
                                                                Fund, Inc.
------------------------------- --------------------------- ------------------------------------------------------------------------
Hector Santiago (33)                 Since June 1998         o  First Vice President of Bank Julius Baer & Co., Ltd., New
Vice President                                                  York Branch (2001- present)
                                                             o  Vice President of Bank Julius Baer & Co., Ltd., New York
                                                                Branch and Julius Baer Securities (1998 - 2001)
                                                             o  Vice President, The European Warrant Fund, Inc. (1998 - present)
                                                             o  Assistant Vice President - Accounting, Operations & Trading
                                                                Manager (1996 - 1998)
------------------------------- --------------------------- ------------------------------------------------------------------------
Greg Hopper (45)                        Since 2002           o  First Vice President of Bank Julius Baer Investment
Vice President                                                  Management, Inc. (2002-present)
                                                             o  Senior Vice President and High Yield Bond Portfolio
                                                                Manager,  Zurich Scudder Investments (October 2000 - June 2002)
                                                             o  High Yield Bond Portfolio Manager, Harris Investment
                                                                Management (July 1999-October 2002)
                                                             o  High Yield Bond Portfolio Manager, Bankers Trust (April 1993-
                                                                June 1999)
------------------------------- --------------------------- ------------------------------------------------------------------------
Brett Gallagher (40)                    Since 1999           o  First Vice President and Deputy Chief Investment Officer
Vice President                                                  of Bank Julius Baer Investment Management, Inc. (1999-present)
                                                             o  Senior Investment Executive, The Chase Manhattan Bank and
                                                                Morgan Guaranty Trust Company (October 1995-December 1998)
                                                             o  Senior Portfolio Manager, Bankers Trust Company, New York
------------------------------- --------------------------- ------------------------------------------------------------------------

------------------------------- --------------------------- ------------------------------------------------------------------------
        NAME, AGE AND             LENGTH OF TIME SERVED                              PRINCIPAL OCCUPATION(S)
    TRUST POSITION(S) HELD          AS FUND OFFICER(5)                               DURING PAST FIVE YEARS
------------------------------- --------------------------- ------------------------------------------------------------------------
Michael Testorf (38)                    Since 1997           o  Vice President and Senior Portfolio Manager with Julius Baer
Vice President                                                  Investment Management, Inc.
                                                             o  Head of European Equities, United Nations Joint Staff Pension Fund
                                                                in New York (1994 - 1997)
                                                             o  Portfolio Manager, Commerzbank, Germany (1987-1994)
------------------------------- --------------------------- ------------------------------------------------------------------------
Keith Walter (34)                       Since 1999           o  Vice President, Julius Baer Investment Management, Inc.
Vice President                                               o  Portfolio Manager, Morgan Stanley Dean Witter  (May 1995 -
                                                                January 1999)
                                                             o  Member, Global Bond Teamm, Bankers Trust Company (1991 through 1995)
------------------------------- --------------------------- ------------------------------------------------------------------------
Craig M. Giunta (30)                 Since June 2001         o  Assistant Vice President, Julius Baer Investment Management, Inc.
Secretary and Treasurer                                         (2001-present)
                                                             o  Supervisor of Fund Accounting, Neuberger Berman LLC. (1994-2001)
------------------------------- --------------------------- ------------------------------------------------------------------------
Cynthia J. Surprise (55)           Since December 1999       o  Director and Counsel, Investors Bank & Trust Company (1999-present)
Assistant Secretary                                          o  Vice President, State Street Bank & Trust Company (1994-1999)
------------------------------- --------------------------- ------------------------------------------------------------------------
James Smith (42)                                             o  Director, Mutual Fund Administration, Investors Bank since
Assistant Treasurer                                             December 2001; Executive Director, USAA Investment Management
                                                                Company, 1999-2001; Compliance Office, BISYS Fund Services,
                                                                1996-1999.
------------------------------- --------------------------- ------------------------------------------------------------------------
Paul J. Jasinski (55)                Since March 1995        o  Managing Director, Investors Bank & Trust Company (1990 -  present)
Assistant Treasurer
------------------------------- --------------------------- ------------------------------------------------------------------------


(1) Each Trustee serves during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent, or is removed or, if sooner, until the next meeting of the Trust's shareholders and until the election and qualification of his or her successor.

(2) Directorships include public companies and any company registered as an investment company.

(3) Mr. Spilko is considered an "interested person" of the Trust, as defined in the 1940 Act, because he serves as Managing Director of Julius Baer Securities Inc., the parent company of Julius Baer Investment Management Inc., which is the Trust's investment adviser.

(4) Mr. Vogel is considered an "interested person" of the Trust, as defined in the 1940 Act, because he serves as a Member of the Management Committee of Julius Baer Investment Fund Services, Ltd.

(5) Pursuant to the Trust's By-laws, officers of the Trust are elected by the Board of Trustees to hold such office until their successor is chosen and qualified, or until they resign or are removed from office.


SHARE OWNERSHIP IN THE FUNDS AND THE TRUST AS OF DECEMBER 31, 2002

--------------------- ----------------------- ----------------------------------
                          DOLLAR RANGE OF          AGGREGATE DOLLAR RANGE OF
                         EQUITY SECURITIES             EQUITY SECURITIES
   NAME OF TRUSTEE         IN THE FUNDS            IN ALL FUNDS OF THE TRUST
--------------------- ----------------------- ----------------------------------

--------------------- ----------------------- ----------------------------------
DISINTERESTED
TRUSTEES
--------------------- ----------------------- ----------------------------------

--------------------- ----------------------- ----------------------------------
Harvey B. Kaplan               xxxxx                        xxxxx
--------------------- ----------------------- ----------------------------------
Robert S. Matthews             xxxxx                        xxxxx
--------------------- ----------------------- ----------------------------------
Gerard J.M. Vlak               xxxxx                        xxxxx
--------------------- ----------------------- ----------------------------------
Peter Wolfram                  xxxxx                        xxxxx
--------------------- ----------------------- ----------------------------------

--------------------- ----------------------- ----------------------------------
INTERESTED TRUSTEES
--------------------- ----------------------- ----------------------------------

--------------------- ----------------------- ----------------------------------
Bernard Spilko                 xxxxx                        xxxxx
--------------------- ----------------------- ----------------------------------
Martin Vogel                   xxxxx                        xxxxx
--------------------- ----------------------- ----------------------------------

Messrs. Matthews, Vlak, Kaplan and Wolfram are members of the Audit Committee of the Board of Trustees. The Audit Committee advises the Board with respect to accounting, auditing and financial matters affecting the Funds.

Messrs. Matthews, Vlak, Kaplan and Wolfram are members of the Nominating Committee of the Board of Trustees. The Nominating Committee selects and nominates candidates for election to the Board as "non-interested" Trustees. The Nominating Committee also reviews the compensation arrangements for the "non-interested" Trustees.

No director, officer or employee of the Adviser, the Distributor, the Administrator, or any parent or subsidiary thereof receives any compensation from the Trust for serving as an officer or Trustee. The Trust pays each of its Trustees who is not a director, officer or employee of the Adviser, the Distributor, the Administrator, or any affiliate thereof an annual fee of $7,000 plus $500 for each Board of Trustees and committee meeting attended and reimburse them for travel and out-of-pocket expenses. For the fiscal year ended October 31, 2002, such fees and expenses totaled approximately $ 39,625 for the Trust, which consisted at that time of two series.

The following table shows the estimated compensation to be paid to each Trustee of the Trust who was not an affiliated person of the Trust for the fiscal year ending October 31, 2003. The Fund Complex referred to in the table below includes the four series of the Trust and the European Warrant Fund, Inc. Effective November 1, 2002, the Board approved new compensation fees for the Trustees of the Trust who are not an affiliated person of the Trust. Each such trustee shall be paid an annual retainer of $14,500 plus a payment of $1,750 per board meeting and $1,250 per audit committee meeting attended.

                          Aggregate Compensation    Total Compensation from
Name and Position         from Trust                the Trust and Fund Complex
-----------------         ----------------------    --------------------------

Harvey B. Kaplan,         $10,500                   $10,500
Trustee

Robert S. Matthews,       $10,500                   $10,500
Trustee

Gerard J.M. Vlak,         $ 8,125                   $ 8,125
Trustee

Peter Wolfram,            $10,500                   $10,500
Trustee



INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Julius Baer Investment Management Inc. (the "Adviser" or "JBIMI"), 330 Madison Avenue, New York, NY 10017, serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements"). The Adviser is a registered investment adviser and a majority owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland.


The Advisory Agreement provide that JBIMI, as Adviser, in return for its fee, and subject to the control and supervision of the Board of Trustees and in conformity with the investment objective and policies of the Funds set forth in the Trust's current registration statement and any other policies established by the Board of Trustees, will manage the investment and reinvestment of assets of the Funds. In this regard, it is the responsibility of the Adviser to make investment decisions for the Funds and to place the Funds' purchase and sale orders for investment securities. In addition to making investment decisions, the Adviser exercises voting rights in respect of portfolio securities for the Funds. Under the Advisory Agreements, the Adviser provide at its expense all necessary investment, management and administrative facilities, including salaries of personnel and equipment needed to carry out its duties under the Advisory Agreements, but excluding pricing and bookkeeping services. The Adviser also provides the Funds with investment research and whatever statistical information the Funds may reasonably request with respect to securities the Fund holds or contemplates purchasing.


The Advisory Agreements provide that, in the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser, or (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreements, the Adviser shall not be liable to the Trust or the Funds, or to any Shareholder, for any act or omission in the course of, or connected with, rendering services under the Advisory Agreements. The Adviser is indemnified by the Funds under the Advisory Agreements.


The Advisory Agreement provide that the Adviser will use its best efforts to seek the best overall terms available when executing transactions for the Funds and selecting brokers or dealers. In assessing the best overall terms available for any Fund transaction, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction on a continuing basis. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Trust and also to other accounts over which the Adviser or an affiliate exercises investment discretion.

The Advisory Agreement provide that they remain in effect for an initial period of one year from the date of their effectiveness, and, unless earlier terminated, continue in effect from year to year thereafter, but only so long as each such continuance is specifically approved annually by the Board of Trustees or by vote of the holders of a majority of the relevant Fund's outstanding voting securities, and by the vote of a majority of the Trustees who are not "interested persons" as defined in the 1940 Act. The Advisory Agreements may be terminated at any time, without payment of any penalty, by vote of the Trustees, by vote of a majority of the outstanding voting securities of the relevant Fund, or by the Adviser, in each case on 60 days' written notice. As required by the 1940 Act, each Advisory Agreement will automatically terminate in the event of its assignment.


In making the determinations to approve each Advisory Agreement, the Board of Trustees considered the nature and quality of the services provided by the Adviser to the applicable Fund, the reasonableness of the advisory fees in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of each Advisory Agreement are fair and reasonable with respect to the Fund, are in the best interests of the Fund's shareholders and are similar to those which could have been obtained through arm's length negotiations.


Under the terms of the Advisory Agreements, JBIMI is entitled to an annual fee equal to 0.75% of the average daily net assets of the High Yield Fund and 0.85% of the average daily net assets of the Opportunistic Fund. Pursuant to separate Expense Limitation Agreements, JBIMI has agreed to reimburse certain expenses of the Global High Yield Bond Fund and the Opportunistic Equity Fund through February 28, 2004, so that the total annual operating expenses of the Funds are limited to [xxxx %] and [xxxx%] of the average net assets of the High Yield Fund and the Opportunistic Fund, respectively. Each Fund has agreed to repay JBIMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the expense limitation. Any such repayment must be made within three years after the year in which JBIMI incurred the expense.

For the last three fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002 the Equity and Income Funds paid the following amounts as investment advisory fees pursuant to each Advisory Agreement:

Global Income Fund                 Gross          Waiver            Net

Year Ended 10/31/00             $  102,306       $ 65,452       $   36,854
Year Ended 10/31/01                111,469         72,457           39,012
Year Ended 10/31/02                137,638         26,260          111,378

International Equity Fund

Year Ended 10/31/00             $2,305,801       $452,656       $1,853,145
Year Ended 10/31/01              3,805,157         23,486        3,781,671
Year Ended 10/31/02              5,510,427              0        5,510,427


CO-ADMINISTRATOR


From November 15, 1999 through December 31, 2002, Bank Julius Baer & Co., Ltd., New York Branch ("BJB-NY") served as Co-Administrator for the Class A shares of both the Income Fund and the Equity Fund pursuant to separate Co-Administration Agreements. Under the Co-Administration Agreements, BJB-NY provided certain administrative and shareholder services for the Class A shares of the Funds. As Co-Administrator, BJB-NY received a fee calculated at an annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class A shares of the Global Income Fund and the International Equity Fund. The Co-Administration Agreements terminated on December 31, 2002.

For the last two fiscal years ended October 31, 2001 and October 31, 2002 the Funds paid the following amounts pursuant to each Co-Administration Agreement:

Global Income Fund

Year Ended 10/31/01               $32,616
Year Ended 10/31/02               $40,125

International Equity Fund

Year Ended 10/31/01              $715,637
Year Ended 10/31/02            $1,084,562


ADMINISTRATOR

Pursuant to an Administration Agreement, Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as Administrator to each Fund.


For the last three fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, fees (including fees paid indirectly) paid by the Funds pursuant to the Administration Agreements and Custodian Agreements totaled:

Global Income Fund

Year Ended 10/31/00             $ 46,505
Year Ended 10/31/01               41,740
Year Ended 10/31/02               43,486

International Equity Fund

Year Ended 10/31/00             $597,036
Year Ended 10/31/01              877,021
Year Ended 10/31/02              607,007


DISTRIBUTOR

Unified Financial Securities, Inc. (formerly Unified Management Corporation) (the "Distributor") is a wholly-owned subsidiary of Unified Financial Services, Inc. The principal executive offices of the Distributor are located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. The Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Trust may enter into distribution agreements or shareholder servicing agreements ("Agreements") with certain financial institutions (Servicing Organizations) to perform certain distribution, shareholder servicing, administrative and accounting services for their customers (Customers) who are beneficial owners of shares of the Funds.

A Service Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Service Organization and the Customer, with respect to the cash management or other services provided by the Service
Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Service Organization should read the Prospectus and SAI in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Service Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the instruments of Service Organizations.


DISTRIBUTION AND SHAREHOLDER SERVICES PLANS


Each Fund has adopted a Distribution Plan and a Shareholder Services Plan (collectively, the "Plans"), pursuant to Rule 12b-1 under the 1940 Act, with respect to the Class A shares of the Fund. Because of the Plans, long-term Class A shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD.

Under the Distribution Plans, each Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Distribution Plan and under the Shareholder Services Plan. The fee may be paid to Service Organizations and/or others for providing services primarily intended to result in the sale of Class A shares as well as certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.

Under the Shareholder Services Plans, each Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Shareholder Services Plan and under the Distribution Plan. The fee may be paid to Service Organizations for providing certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares

Each Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Trust that have invested pursuant to such Plan. No Plan may be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby. Material amendments of a Plan must also be approved by the Trustees as provided in Rule 12b-1.

No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of either Plan except to the extent that the Distributor and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under a Plan by the Trust.


For the fiscal year ended October 31, 2002, the Income Fund paid $66,875 in distribution and shareholder servicing fees. For the fiscal year ended October 31, 2002, the Equity Fund paid $1,084,562 in such fees.

CUSTODIAN AND ADMINISTRATOR

IBT is custodian of each Fund's assets pursuant to a custodian agreement. For its services as custodian and for administrative, fund accounting and other services, each Fund pays IBT an annual fee based on the Fund's average daily net assets equal to 0.13% plus $75,000 on the first $250 million in assets, 0.10% on the next $250 million in assets, and 0.06% on assets over $500 million. Under the custodian agreement, IBT (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund, (c) makes receipts and disbursements of money on behalf of each Fund,
(d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities and (e) makes periodic reports to the Board of Trustees concerning each Fund's operations.


IBT is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of a Fund, subject to the oversight of the Board of Trustees. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

Rules adopted under the 1940 Act permit the Funds to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The Funds' portfolios of non-U.S. securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed IBT and the Adviser to be its foreign custody managers with respect to the placement and maintenance of assets in the custody of eligible foreign banks and foreign securities depositories, respectively. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.


TRANSFER AGENT


Unified Fund Services, Inc. serves as the Trust's transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement, under which the Transfer Agent (a) issues and redeems shares of the Trust, (b) addresses and mails all communications by the Trust to record owners of Trust shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Board of Trustees concerning the Funds' operations.

CODE OF ETHICS

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds' Adviser is responsible for establishing, reviewing and, where necessary, modifying a Fund's investment program to achieve its investment objective. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained.

The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

The Funds' Adviser will select specific portfolio investments and effect transactions for each Fund. The Adviser seeks to obtain the best net price and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or other accounts over which the Adviser exercises investment discretion. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund. The fee to the Adviser under its advisory agreements with the Funds is not reduced by reason of its receiving any brokerage and research services.

Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which a Fund's Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Funds' Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.


Any portfolio transaction for a Fund may be executed through the Distributor, or Julius Baer Securities Inc., or any of their affiliates if, in its Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges a Fund a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions. For the last three fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002 the Equity Fund paid $284,125, $203,228 and
$348,046, respectively, in brokerage commissions to affiliates of the Adviser or 19.19% ,8.21%, and 8.78% of the total brokerage commissions paid. Affiliates of the Adviser executed 22.1%, 6.2% and 12.69% of the aggregate dollar amount of transactions involving commissions during the last three fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, respectively. For the last three fiscal years ended October 31, 2000, October 31, 2001, and October 31, 2002 the Equity Fund paid total brokerage commissions of $1,480,266, $2,476,234, and $3,964,218, respectively. For each of the last three fiscal years ended October 31, 2000, October 31, 2001, and October 31 ,2002, the Income Fund paid $0 in brokerage commissions. Significant differences in the amounts of brokerage commissions paid by the Funds from year to year may occur as a result of increases or decreases in the Funds' asset levels. The Funds may pay both commissions and spreads when effecting portfolio transactions.


In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal in the absence of an exemptive order from the SEC unless otherwise permitted by the SEC.

A Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in such Fund's interest.

                                  CAPITAL STOCK

Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The 1940 Act requires a shareholder vote under certain circumstances, including changing any fundamental policy of a Fund. The Trustees shall cause each matter required or permitted to be voted upon at a meeting or by written consent of shareholders to be submitted to a vote of all classes of outstanding shares entitled to vote, irrespective of class, unless the 1940 Act or other applicable laws or regulations require that the actions of the shareholders be taken by a separate vote of one or more classes, or the Trustees determine that any matters to be submitted to a vote of shareholders affects only the rights or interests of one or more classes of outstanding shares. In that case, only the shareholders of the class or classes so affected shall be entitled to vote on the matter.

Each Fund share  representing  interests in a Fund,  when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after the discharge of all charges, taxes, expenses and liabilities.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are redeemable and transferable but have no preemptive, conversion or subscription rights.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


CONTROL PERSONS

As of December 16, 2002, Bank Julius Baer & Co., Ltd. Employee 401K was record owner of 36.41% of Class I shares of the Income Fund and as such, could be deemed to control the Fund within the meaning of the 1940 Act. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. Bank Julius Baer is a wholly-owned subsidiary of Baer Holdings, Ltd. Shareholders owning more than 10% or more of the outstanding shares of a Fund may be able to call meetings without the approval of other investors in the Funds.

As of December 16, 2002, the following individuals or entities beneficially owned more than 5% of the outstanding shares of the respective Funds:


JULIUS BAER  GLOBAL INCOME FUND                                      PERCENT OF
NAME AND ADDRESS OF OWNER                    NUMBER OF SHARES          CLASS
-------------------------                    ----------------        ----------

Julius Baer Securities, Inc.             2,816,273.8830  Class A       85.29%
330 Madison Avenue
New York, NY 10017

Julius Baer Securities, Inc.               183,348.6730  Class A        5.55%
330 Madison Avenue
New York, NY 10017

Charles Schwab & Co. Inc.                  139,345.8310  Class I       59.37%
101 Montgomery Street
San Francisco, CA 94104

Investors Bank & Trust Co., fbo             85,462.5040  Class I       36.41%
Bank Julius Baer & Co., Ltd. Employee 401K
(beneficial owner)
P.O. Box 9130
Boston, MA 02117

JULIUS BAER INTERNATIONAL EQUITY FUND                                PERCENT OF
NAME AND ADDRESS OF OWNER                    NUMBER OF SHARES          CLASS
-------------------------                    ----------------        ----------

Charles Schwab & Co., Inc.*             21,964,363.5210  Class A       61.00%
101 Montgomery Street
San Francisco, CA 94104

Julius Baer Securities, Inc.             3,714,850.2950  Class I       15.79%
330 Madison Avenue
New York, NY 10017

Charles Schwab & Co., Inc.*              7,248,097.4730  Class I       30.81%
101 Montgomery Street
San Francisco, CA 94104

----------
o Each of these entities is the shareholder of record for its customers, and may disclaim any beneficial ownership therein.

JULIUS BAER GLOBAL HIGH YIELD BOND FUND

As of December 16, 2002, Julius Baer Investment Management was record and beneficial owner of 100% of the shares of Class A of the Global High Yield Bond Fund and, as such, could be deemed to control the Fund within the meaning of the 1940 Act. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. Shareholders owning more than 10% or more of the outstanding shares of a Fund may be able to call meetings without the approval of other investors in the Funds.

As of December 16, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the Trust's total shares outstanding.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem shares and how such shares are priced is included in the Prospectus.

PORTFOLIO VALUATION

The Prospectus discusses the time at which the net asset value of the Funds is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Funds in valuing their assets.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of certain of its portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Board or the Valuation Committee appointed by the Board.

In carrying out the Board's valuation policies, IBT, as each Fund's accounting agent, may use an independent pricing service retained by the Fund and approved by the Board of Trustees ("Pricing Service.") The procedures of the Pricing Service are reviewed periodically by the officers of a Fund under the general supervision and responsibility of the Board or the Valuation Committee, which may replace any such Pricing Service at any time.


Securities listed on a U.S. securities exchange (including securities traded through the National Market System) or on a foreign securities exchange will be valued on the basis of the last sales price prior to the time of determination of the NAV or, in the absence of sales, at the mean between the closing bid and asked prices. Forward contracts are valued at the current cost of covering or offsetting the contracts. Securities that are traded over-the-counter are valued at the bid price at the close of business on each day. If bid quotations are not available, then over-the-counter securities are fair valued by the Valuation Committee using procedures approved by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board not to represent fair value Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


     IBT will obtain all market quotations used in valuing securities and other investments and currency exchange rates as described above from the approved Pricing Services. If no quotation can be obtained from a Pricing Service, then the Adviser will attempt to obtain a quotation from an alternative source following procedures approved by the Board. If the Adviser is unable to obtain a quotation from such an alternative source, or if the Adviser doubts the accuracy of any quotation, the security will be valued by the Valuation Committee.

     All other securities and other assets of a Fund will be valued at their fair value as determined in good faith by the Board of Trustees or the Valuation Committee.

     The Board of Trustees has delegated to the Valuation Committee the determination of the fair value of securities without readily ascertainable market values. The Board has adopted specific guidelines regarding the good faith valuation of securities and retains responsibility for the valuation methods adopted and applied. The Valuation Committee meets as necessary and is comprised of Mr. Matthews, certain Officers of the Trust and various investment and accounting personnel appointed to the committee by the Board of Trustees.

LIMITATIONS ON REDEMPTIONS

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (NYSE) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Funds may make payment wholly or partly in securities or other property. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

              ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE

Shares of one Fund may be exchanged for the same class of Shares of the other Fund to the extent such Shares are offered for sale in the shareholder's state of residence. Shareholders may exchange their Shares on the basis of relative net asset value at the time of exchange. No exchange fee is charged for this privilege, provided that the registration remains identical. However, a redemption fee of 2.00% of the amount exchanged will apply to shares of a Fund exchanged within 90 days of their date of purchase. This redemption fee may be waived for certain tax advantaged retirement plans. The Fund may terminate or modify the terms of the redemption fee waiver at any time. Please consult your investment advisor concerning the availability of the redemption waiver before purchasing shares.

The exchange privilege enables shareholders to acquire shares in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to all shareholders resident in any state in which Fund shares being acquired may be legally sold. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Funds.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value; the proceeds are immediately invested, at the price as determined above, in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund has qualified, and intends to qualify each year, as a "regulated investment company" under the Code. Provided that a Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared.

A Fund's  transactions in foreign  currencies,  forward  contracts,  options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

If a Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain, subject to tax distribution requirements, without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each of the Funds may limit or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of default may present special tax issues. Tax rules may not be entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by a Fund, in the event that it invests in such securities, to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions (capital gain dividends), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 30% "backup withholding tax" with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 30% "backup withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

Any gain or loss realized by a shareholder upon the sale or other disposition of any class of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

The foregoing is only a summary of certain tax considerations generally affecting the Funds and shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

                         CALCULATION OF PERFORMANCE DATA


From time to time, the Trust may quote a Fund's performance in advertisements or in reports and other communications to shareholders.

YIELD

From time to time, the Income Fund may advertise its yield over various periods of time. The yield of the Fund refers to net investment income generated by the Fund over a specified thirty-day period, which is then annualized. That is, the amount of net investment income generated by the Fund during that thirty-day period is assumed to be generated monthly over a 12-month period and is shown as a percentage of the investment.

The Income Fund's yield figure is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                            Yield = 2[(a-b/cd + 1)6 -1]

Where:

          a = dividends and interest earned during the period.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.


          For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Income Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations. The 30 day yield for Shares of the Income Fund for the period ended October 31, 2002 was 3.71%.


          Investors should recognize that in periods of declining interest rates, the Income Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Income Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

TOTAL RETURN

From time to time, the Funds may advertise their average annual total return. Average annual total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's Shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in Shares of the Fund. Average annual total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-to-date or quarterly basis). When considering average annual total return figures for periods longer than one year, it is important to note that a Fund's average annual total return for one year in the period might have been greater or less than the average for the entire period. When considering average annual total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Funds for the specific period (again reflecting changes in each Fund's Share prices and assuming reinvestment of dividends and distributions). Aggregate and average annual total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

          Investors should note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. Current yield and total return figures may be obtained by calling Unified at 1-800-435-4659.

          "AVERAGE ANNUAL TOTAL RETURN" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                     n
               P(1+T)  = ERV

               Where: P = a hypothetical initial payment of $1,000.

               T = average annual total return.

               n = number of years.

               ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


               The Income Fund's average annual total return for the one and five year periods ended October 31, 2002 and for the period beginning July 1, 1992 (inception of the Fund) through October 31, 2002, for Class A Shares, was 7.86%, 5.78% and 6.10%,
               respectively.

               The Equity Fund's average annual total return for the one and five year periods ended October 31, 2002 and for the period beginning October 4, 1993 (inception of the Fund) through October 31, 2002, for Class A Shares, was -1.75%, 10.36% and 6.94%,
               respectively.

               Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments, which pay a fixed yield for a stated period of time.



"AGGREGATE TOTAL RETURN" figures represent the cumulative change in the value of an investment for the specified period and are computed by the following formula:

                                      ERV-P
                                      -----
                                        P

                    Where: P = a hypothetical initial payment of $10,000.

                    ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


                    The Income Fund's aggregate total return for the one and five year periods ended October 31, 2002 and for the period beginning July 1, 1992 (inception of the Fund) through October 31, 2002, for Class A Shares, was 7.86%, 32.41% and 84.39%, respectively. The Equity Fund's aggregate total return for the one and five year periods ended October 31, 2002 and for the period beginning October 4, 1993 (inception of the Fund) through October 31, 2002, for Class A Shares, was -1.75%, 63.70% and 83.82%, respectively.


AFTER-TAX RETURNS

The Funds may also provide after-tax returns based on standardized formulas comparable to the formula currently used to calculate before-tax average annual total returns. After-tax return is a measure of a Fund's performance adjusted to reflect taxes that would be paid by an investor in the Fund. Two types of after-tax returns are provided. Pre-liquidation after-tax return assumes that the investor continued to hold fund shares at the end of the measurement period, and, as a result, reflects the effect of taxable distributions by a Fund to its shareholders but not any taxable gain or loss that would have been realized by a shareholder upon the sale of Fund shares. Post-liquidation after-tax return assumes that the investor sold his or her Fund shares at the end of the measurement period, and, as a result, reflects the effect of both taxable distributions by a Fund to its shareholders and any taxable gain or loss realized by the shareholder upon the sale of Fund shares. Pre-liquidation after-tax return reflects the tax effects on shareholders of the portfolio manager's purchases and sales of portfolio securities, while post-liquidation after-tax return also reflects the tax effects of a shareholder's individual decision to sell Fund shares.

     After-tax returns are calculated assuming that distributions by the Fund and gains on a sale of Fund shares are taxed at the highest applicable individual federal income tax rate. Other assumptions are made in the calculations, specifically, after-tax return: is calculated using historical tax rates; excludes state and local tax liability; does not take into account the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpayers whose adjusted gross income is above a specified amount; assumes any taxes due on a distribution are paid out of that distribution at the time the distribution is reinvested and reduce the amount reinvested; and is calculated assuming that the taxable amount and tax character (E.G., ordinary income, short-term capital gain, long-term capital gain) of each distribution is as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations.

     "PRE-LIQUIDATION AFTER-TAX RETURN" figures are computed according to the following formula

                                  P(1+T)n =ATVD

Where:

          P=        a hypothetical initial payment of $1,000,

          T=        average annual total return (after taxes on distributions),

          n=        number of years

          ATV =     ending value of a hypothetical  $1,000 payment made at the
             D      beginning  of the periods at the end of the  periods,  after
                    taxes  on  fund   distributions   but  not  after  taxes  on
                    redemptions


All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.


The Income Fund's pre-liquidation total return for the one and five year periods ended October 31, 2002 and for the period beginning July 1, 1992 (inception of the Fund) through October 31, 2002, for Class A Shares was 6.21%, 4.34% and 4.05%, respectively. The Equity Fund's pre-liquidation after-tax total return for the one and five year periods ended October 31, 2002 and for the period beginning October 4, 1993 (inception of the Fund) through October 31, 2002, for Class A Shares, was -1.75%, 9.62% and 6.54%, respectively.



     "POST-LIQUIDATION AFTER-TAX RETURN" figures are computed according to the following formula:

                                 P(1+T)n =ATVDR

Where:

          P=        a hypothetical initial payment of $1,000,

          T= average annual total return (after taxes on distributions and redemption),

          n=        number of years

          ATV  =    ending value of a  hypothetical  $1,000  payment made at the
             DR     beginning  of the periods at the end of the  periods,  after taxes on fund distributions and redemption


All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.


The Income Fund's post-liquidation total return for the one and five year periods ended October 31, 2002 and for the period beginning July 1, 1992 (inception of the Fund) through October 31, 2002, for Class A Shares was 4.76%, 3.92% and 3.87%, respectively. The Equity Fund's post-liquidation after-tax total return for the one and five year periods ended October 31, 2002 and for the period beginning October 4, 1993 (inception of the Fund) through October 31, 2002, for Class A Shares, was -1.08%, 8.32% and 5.68%, respectively.


In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or (2) appropriate indices of investment securities. The Funds may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Changing Times, Financial Times, Forbes, Fortune, Institutional Investor, The International Herald Tribune, Money, Inc., Morningstar, Inc., The New York Times, The Wall Street Journal and USA Today.

                              INDEPENDENT AUDITORS


serves as independent auditors of the Trust and performs annual audits of the Funds' financial statements.


                                     COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust.

                              FINANCIAL STATEMENTS


The Financial Statements contained in the Trust's Annual Report to Shareholders for the year ended October 31, 2002, are incorporated by reference into this SAI. Copies of the Trust's 2002 Annual Report may be obtained by calling the Trust at the telephone number on the first page of the SAI.

                       APPENDIX -- DESCRIPTION OF RATINGS


COMMERCIAL PAPER RATINGS

Standard and Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2  -  Capacity  for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

Moody's Investors Service's Commercial Paper Ratings

Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

The following summarizes the ratings used by S&P for corporate bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

     A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC and C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions

     CI - Bonds rated "CI" are income bonds on which no interest is being paid.

     To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     The following summarizes the ratings used by Moody's for corporate bonds:

     Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated "Baa" are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

     Ba -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca -- Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits

        (a) Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a2) Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a3) Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a4) Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via Edgar on December 30, 1998.

        (a5) Amendment No. 5 to Master Trust Agreement dated October 16, 2002, is filed hereunder as Exhibit (a5).

        (b) Registrant's By-Laws dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (b1) Amended and Restated By-Laws dated March 11, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (c)     Not applicable.

        (d) Investment Advisory Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on behalf of BJB International Equity Fund dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (d1) Advisory Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on behalf of the Julius Baer Global Income Fund dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (d2) Amended Investment Advisory Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on behalf of Julius Baer Global Income Fund dated September 15, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (d3) Amended Investment Advisory Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on behalf of Julius Baer International Equity Fund dated September 15, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (d4) New Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of Julius Baer Global Income Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

        (d5) New Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of Julius Baer International Equity Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

        (d6) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc. dated October 2, 2002, is filed hereunder as Exhibit (d6).

        (e) Distribution Agreement between the Registrant and Unified Management Corporation on behalf of the Julius Baer Global Income Fund and the Julius Baer International Equity Fund dated December 9, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (f)     Not applicable.

        (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (g1) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company effective as of January 1, 2003, is filed hereunder as Exhibit (g1).

        (h) Transfer Agent Agreement between the Registrant and Unified Advisers, Inc. dated March 28, 1994, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h1) Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (h1a) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company effective as of January 1, 2003, is filed hereunder as Exhibit (h1a).

        (h2) New Account Application with Unified Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h3) Automatic Investment Plan Application is incorporated by reference to Post Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h4) Form of Dealer Agreement is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (i) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

        (j) Consent of Auditors dated February 26, 2002 is filed herewith as Exhibit J.

        (k)     Not applicable.

        (l) Purchase Agreement between the Registrant and Funds Distributor, Inc. on behalf of BJB Global Income Fund dated June 18, 1992, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m) Distribution Plan on behalf of BJB Global Income Fund and BJB International Equity Fund, dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m1) Shareholder Services Plan on behalf of BJB Global Income Fund and BJB International Equity Fund, dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (n)     Not applicable.

        (o) Multiclass Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 for BJB Investment Funds dated December 14, 1995, is incorporated by reference to Post- Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (o1) Amended Multi-Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 for Julius Baer Investment Funds, dated September 15, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (o2) Second Amended Multi-Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 for the Registrant, dated October 2, 2002, is filed hereunder as Exhibit (o2).

        (p) Powers of Attorney by each of the Trustees of Julius Baer Investment Funds dated December 2, 1998, are incorporated by reference to Post-Effective Amendment No. 13 as filed with the SEC via EDGAR on September 16, 1999.

        (p1) Power of Attorney by Bernard Spilko, Trustee of Julius Baer Investment Funds, dated December 6, 2000, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

        (q) Code of Ethics of Julius Baer Investment Funds and Bank Julius Baer & Co., Ltd., New York Branch is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (q1) Code of Ethics of Julius Baer Investment Funds and Julius Baer Investment Management Inc. is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

Item 24.        Persons Controlled by or Under Common Control with Registrant

                None

Item 25.        Indemnification

The Trust is a Massachusetts business trust. As a Massachusetts business trust, the Trust's operations are governed by a Master Trust Agreement (Declaration of Trust). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Trust, nor any other Sub-Trust of the Trust shall be personally liable for such credit, contract or claim. The Trust indemnifies each of the Trustees and officers and other persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for railing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Trust or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


Item 26.        Business and Other Connections of Investment Adviser and
                Servicing Agent

The list required by this Item 26 of Directors and Officers of the Adviser are incorporated by reference to Schedules A and D to the Adviser's Form ADV filed pursuant to the Investment Adviser's Act of 1940 (Sec File No: 18766).

Item 27.        Principal Underwriter.

        (a) Unified Financial Securities, Inc. (the "Unified") acts as principal underwriter for the Registrant. Additionally, Unified is the as principal underwriter for the following investment companies:

        AmeriPrime Advisors Trust
        AmeriPrime Funds
        Forester Funds
        Lindbergh Funds
        Metric Wisdom Funds
        Milestone Funds
        Rockland Fund Trust
        Runkel Funds
        Securities Mangement & Timing Funds
        Sparrow Funds
        Tanaka Funds
        Unified Series Trust

Unified Financial Securities, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Unified Financial Services, Inc. is located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

        (b) The following is a list of the executive officers, directors and partners of Unified Financial Securities, Inc.

            Name and Principal                              Positions and Offices with                  Positions and Officers
            Business Address                                Principal Underwriter                       With Fund
            ----------------                                ---------------------                       ---------
     Lynn E. Wood                                    Director, Chairman and Chief
     431 North Pennsylvania Street                   Compliance Officer
     Indianapolis, IN 46204

     Stephen D. Highsmith, Jr.                       President, Chief Executive Officer
     431 North Pennsylvania Street                   and Secretary
     Indianapolis, IN 46204

     Thomas G. Napurano                              Executive Vice President and Chief
     431 North Pennsylvania Street                   Financial Officer
     Indianapolis, IN 46204

     Timothy L. Ashburn                              Director
     431 North Pennsylvania Street
     Indianapolis, IN 46204



        (c)     Not applicable

Item  28.       Location of Accounts and Records

                       (1)     Julius Baer Investment Funds
                               c/o Bank Julius Baer & Co., Ltd., New York Branch 330 Madison Avenue
                               New York, New York 10017

                       (2)     Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02116
                               (records relating to its functions as
                               administrator and custodian)

                       (3)     Unified Financial Securities, Inc.
                               431 North Pennsylvania Street
                               Indianapolis, Indiana 46204-1806
                               (records  relating to its functions as
                               distributor)

                       (4)     Unified Fund Securities, Inc.
                               431 North Pennsylvania Street
                               Indianapolis, Indiana 46204-1897
                               (records relating to its functions as transfer agent)

                       (5)     Bank Julius Baer & Co., Ltd.,
                               New York Branch
                               330 Madison Avenue
                               New York, New York 10017
                               (records relating to its functions as investment adviser prior to December 31, 2000 and records relating to its functions as co-administrator)

                       (6)     Julius Baer Investment Management Inc.
                               330 Madison Avenue
                               New York, New York 10017
                               (records relating to its functions as investment adviser as of January 1, 2001)

Item 29.        Management Services

                Not applicable.

Item 30.        Undertakings

                Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on December 30, 2002.

                          JULIUS BAER INVESTMENT FUNDS
                                  (Registrant)

                            By: /s/ Michael K. Quain
                                ---------------------
                                    Michael K. Quain
                                    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                               Date
---------                                   -----                               ----
/s/ Michael K. Quain                        President, Chief Executive and      December 30, 2002
--------------------                        Chief Financial Officer
Michael K. Quain

/s/ Bernard Spilko*                         Trustee                             December 30, 2002
------------------
Bernard Spilko

/s/Harvey B. Kaplan*                        Trustee                             December 30, 2002
-------------------
Harvey B. Kaplan

/s/Robert S. Matthews*                      Trustee                             December 30, 2002
---------------------
Robert S. Matthews

/s/Gerard J.M. Vlak*                        Trustee                             December 30, 2002
---------------------
Gerard J.M. Vlak

/s/Martin Vogel*                            Trustee                             December 30, 2002
---------------
Martin Vogel

/s/Peter Wolfram*                           Trustee                             December 30, 2002
----------------
Peter Wolfram

*By /s/ Paul J. Jasinski
    ---------------------
    Paul J. Jasinski
    (As Attorney-in-Fact pursuant
    to Powers of Attorney
    filed herewith)